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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES



		Investment Company Act file number 811-08448

                          Pioneer Emerging Markets Fund
               (Exact name of registrant as specified in charter)


                       60 State Street, Boston, MA 02109
              (Address of principal executive offices) (ZIP code)


            Dorothy E. Bourassa, Pioneer Investment Management, Inc.,
                       60 State Street, Boston, MA 02109
                    (Name and address of agent for service)


Registrant's telephone number, including area code:  (617) 742-7825


Date of fiscal year end:  November 30


Date of reporting period:  December 1, 2007 through November 30, 2008


Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.


ITEM 1. REPORTS TO SHAREOWNERS.


Pioneer Emerging
Markets Fund

Annual Report | November 30, 2008

Ticker Symbols:

Class A   PEMFX
Class B   PBEFX
Class C   PCEFX
Class R   PEMRX
Class Y   PYEFX

[LOGO]PIONEER
      Investments(R)
                        visit us: pioneerinvestments.com

Table of Contents

Letter to Shareowners                                         2
Portfolio Management Discussion                               4
Portfolio Summary                                             8
Prices and Distributions                                      9
Performance Update                                           10
Comparing Ongoing Fund Expenses                              15
Schedule of Investments                                      17
Financial Statements                                         26
Notes to Financial Statements                                35
Report of Independent Registered Public Accounting Firm      43
Trustees, Officers and Service Providers                     46

                   Pioneer Emerging Markets Fund | Annual Report | 11/30/08    1

President's Letter

Dear Shareowner,

Stock and bond markets around the globe this year have experienced one of their most tumultuous periods in history. Investors have witnessed volatility of a magnitude that many have never before seen. Distance often provides the best vantage point for perspective. Still, we believe that the benefits of basic investment principles that have stood the test of time -- even in the midst of market turmoil -- cannot be underestimated.

First, invest for the long term. The founder of Pioneer Investments, Philip L. Carret, began his investment career during the 1920s. One lesson he learned is that while great prosperity affords an advantageous time for selling stocks, extreme economic slumps can create opportunities for purchase. Indeed, many of our portfolio managers, who follow the value-conscious investing approach of our founder, are looking at recent market conditions as an opportunity to buy companies whose shares we believe have been unjustifiably beaten down by indiscriminate selling, but that we have identified as having strong prospects over time. While investors may be facing a sustained market downturn, we continue to believe that patience, along with staying invested in the market, are important considerations for long-term investors.

A second principle is to stay diversified across different types of investments. The global scope of the current market weakness poses challenges for this basic investment axiom. But the turbulence makes now a good time to reassess your portfolio and make sure that your investments continue to meet your needs. We believe you should work closely with your financial advisor to find the mix of stocks, bonds and money market assets that is best aligned to your particular risk tolerance and investment objective.

As the investment markets sort through the continuing crisis in the financial industry, we are staying focused on the fundamentals and risk management. With more than 80 years of experience behind us, we have learned how to navigate turbulent markets. At Pioneer Investments, risk management has always been a critical part of our culture -- not just during periods of extraordinary volatility. Our investment process is based on fundamental research, quantitative analysis and active portfolio management. This three-pillared process, which we apply to each of our portfolios, is supported by an integrated team approach and is designed to carefully balance risk and reward. While we

2    Pioneer Emerging Markets Fund | Annual Report | 11/30/08
see potential chances for making money in many corners of the market, it takes research and experience to separate solid investment opportunities from speculation.

We invite you to learn more about Pioneer and our time-tested approach to investing by consulting with your financial advisor or visiting us online at www.pioneerinvestments.com. Thank you for investing with Pioneer.

Sincerely,

/s/Daniel K. Kingsbury

Daniel K. Kingsbury
President and CEO
Pioneer Investment Management USA, Inc.

Any information in this shareholder report regarding market or economic trends or the factors influencing the Fund's historical or future performance are statements of the opinion of Fund management as of the date of this report. These statements should not be relied upon for any other purposes. Past performance is no guarantee of future results, and there is no guarantee that market forecasts discussed will be realized.

                   Pioneer Emerging Markets Fund | Annual Report | 11/30/08    3

Portfolio Management Discussion | 11/30/08

The Pioneer Emerging Markets Fund underperformed both its benchmark and its peer group during the 12-month period ended November 30, 2008. The Class A shares of the Fund produced a total return of -61.91% at net asset value for the 12-months period, lagging the -56.42% return of the Fund's benchmark, the Morgan Stanley Capital International (MSCI) Emerging Markets Index, and the -58.04% 12-month average return of the 299 Emerging Markets Funds tracked by Lipper Analytical Services, Inc.

In the following interview, Christopher Smart, Pioneer Emerging Market Fund's Portfolio Manager, discusses the factors that influenced the Fund's performance during the 12 months ended November 30, 2008.

Q Please discuss the performance of emerging markets stocks during the past 12 months.

A In a stark reversal of a trend that has been in place for most of this decade, emerging markets stocks generated a negative return and underperformed the developed markets during the past year. The cause of this downturn was the worldwide credit freeze and subsequent drop-off in global economic growth. Slower growth, in turn, contributed to a plunge in commodity prices. For the emerging markets, which are very sensitive to both commodity prices and global economic trends, this chain of events proved particularly destructive. The impact of these issues was heightened in the final three months of the period, when hedge funds and other leveraged investors were forced to liquidate positions without regard for fundamentals or valuations. In this environment, most emerging markets generated losses ranging from 50% to 70%.

     Despite their exceptionally poor performance over the past year, we believe the emerging markets remain ahead of their developed market peers over the long term. For the five-year period ended November 30, 2008, the MSCI Emerging Markets Index, the Fund's benchmark, has delivered an average annualized total return of 7.90%. In comparison, the MSCI World Index (a measure of mainly developed market performance), has returned 0.58% during the same five-year period. For the ten-year period ended November 30, 2008, the same two MSCI indices have returned 8.33% and -0.04%, respectively. Although past performance is no guarantee of future results, we believe the emerging markets' long-term outperformance helps illustrate the important fundamental improvements that have been taking place within the asset class.


4    Pioneer Emerging Markets Fund | Annual Report | 11/30/08

Q What were the key factors affecting the Fund's performance over the 12 months ended November 30, 2008?

A Looking first at absolute performance, the massive decline in emerging markets stocks meant that virtually every holding in the Fund produced a negative return. At a time when performance in the broader asset class was so poor, there was no place for investors to hide.

     In terms of performance relative to the MSCI Emerging Markets Index, the largest negative was our position in Russia. Earlier in the year, our fundamental view was that slowing global growth and excessive leverage in the world banking system called for an emphasis on countries with stable drivers of domestic growth. Russia, in particular, looked attractive due to its substantial oil revenues, stable banking system, and large foreign currency reserves. Once the financial crisis began to hit in earnest, however, all of these factors turned negative as oil prices fell, Russian banks came under pressure, and the government was forced to spend its currency reserves to prop up the falling ruble. The result was a return of -71% in Russian equities for the year and a sharp loss in value for all of the Fund's holdings in the country.

     Indonesia also was a source of weakness for the Fund. The leading causes of the Fund's underperformance relative to the benchmark were positions in coal stocks Bumi Resources and Indo Tambangraya Megah, both of which we cited in the May 2008 semiannual report as being among the strongest positive contributors to the Fund's performance during the previous six months. At that time, China's blistering economic growth was feeding high demand for the coal needed to fire its power plants. Once the global crisis began to weigh on China's growth, the demand for power slackened and coal stocks were hit extremely hard.

     The underperformance of these two Indonesian coal stocks is indicative of the exceptionally poor returns for the materials section in general. While our concerns about global growth prompted us to reduce the Fund's weighting in materials stocks earlier in the year, we underestimated the extent to which global deleveraging would take a toll on the sector. Given the sharp declines in so many stocks in this group, even the Fund's reduced position proved to be a negative for performance.

Q What elements of the Fund's positioning helped performance during the 12 months ended November 30?

A China was an area of positive relative performance for the Fund. We selectively adjusted the Fund's weighting in China as the year progressed, which added value amid the volatile market environment. Additionally, our stock picks in the country outpaced the performance of the broader Chinese market. We elected to emphasize stocks related to the Chinese consumer sector,


                   Pioneer Emerging Markets Fund | Annual Report | 11/30/08    5
     such as banking giant ICBC and the retailer New World Department Stores, over those more sensitive to global economic trends. This helped the Fund's performance, given that China's consumers have remained relatively healthy in the face of slower worldwide growth.

     Our investments in gold stocks, including Compania de Minas Buenaventura in Peru and companies based in China and Africa, also were helpful to the Fund's performance. Gold has held up much better than other metals throughout the downturn in commodity prices, leading to outperformance for this segment of the Fund's portfolio. An underweight in South Korea, whose economic and financial sector depends heavily on global growth, also helped the Fund's relative performance.

Q    What is your broad view regarding the emerging markets?

A In the short term, we foresee a challenging period characterized by slowing global growth, continued difficulties in the banking sector, and further volatility in the world equity markets. However, we believe the ongoing weakness in the near-term outlook has been obscuring the important long-term story that continues to unfold in the emerging markets.

     We believe there are several reasons for our long-term optimism. First, it is important to point out that the current global crisis did not start in the emerging markets -- as has been the case so often in the past -- but instead grew from lax lending standards in the developed markets. In our opinion, a look past the headlines will show that the fundamentals of the emerging markets, in fact, remain firmly intact. The massive debt problems of the past no longer seem to exist, reflecting the more sensible fiscal policies of emerging nations. Additionally, we believe most emerging markets banking systems remain sound, in distinct contrast to the developed world. Also, it is important to note that demographic trends have remained favorable, consumer spending has been rising, and emerging nations have continued to benefit from their increasing integration with the world economy. Taken together, these factors have been helping emerging markets, as a group, to generate positive economic growth, even as the economies of the developed world have been contracting.

     Despite what we see as a favorable long-term backdrop, valuations have declined to remarkably low levels. As of November 30, 2008, the price-to-earnings (P/E) ratio of the MSCI Emerging Markets Index stood at 8 times
     (8x) trailing earnings, compared with the 10-year average of 16x. Similarly, the price-to-book ratio of the MSCI Index was 1.4x at November 30, well below the 10-year average of 1.9x. While valuations alone do not form the basis for an investment case, we believe this helps illustrate the potential opportunities that have been created by this bear market.


6    Pioneer Emerging Markets Fund | Annual Report | 11/30/08

Q    How is the Fund positioned?

A In an environment of elevated risk, we have been focusing the Fund's investments on companies that we believe have sound balance sheets, strong franchises, and predictable earnings. For example, one of the Fund's top positions is China Mobile, the world's leading provider of mobile phone services. We believe the company is well-positioned to take advantage of the continued growth potential of the market for cellular service in China. Similarly, our holdings in Brazil feature the country's largest, healthiest banks, such as Banco Bradesco and Banco Itau, whose valuations have declined even though their operations have remained relatively insulated from the global crisis. We believe our investments in companies such as these will hold the Fund in good stead while economic growth remains under pressure. Once we begin to see signs of a recovery in the global economy, we will then look for opportunities to add more risk to the Fund's portfolio.

Q    Do you have any closing thoughts for investors?

A We recognize that the past year has been an extremely difficult time for those invested in emerging markets equities. While this has been one of the worst periods in history for the asset class, it is important to remember that there have been many other occasions in history when heightened investor risk aversion has caused emerging markets stocks to underperform. Over time, these downturns have often set the stage for the type of impressive recovery that has enabled the asset class to outperform the developed markets by such a wide margin over the past ten years. We encourage investors to keep this long-term view in mind if stock prices remain weak in the months ahead. That said, we do understand that past performance is no guarantee of future results.


Please refer to the Schedule of Investments on pages 17-25 for a full listing of Fund securities.

Investing in foreign and/or emerging markets securities involves risks relating to interest rates, currency exchange rates, economic, and political conditions. At times, the Fund's investments may represent industries or industry sectors that are interrelated or have common risks, making it more susceptible to any economic, political, or regulatory developments or other risks affecting those industries and sectors.

Past performance is no guarantee of future results, and there is no guarantee that market forecasts discussed will be realized.

Any information in this shareholder report regarding market or economic trends or the factors influencing the Fund's historical or future performance are statements of the opinion of the Fund management as of the date of this report. These statements should not be relied upon for any other purposes.


                   Pioneer Emerging Markets Fund | Annual Report | 11/30/08    7

Portfolio Summary | 11/30/08

Sector Distribution
--------------------------------------------------------------------------------
(As a percentage of equity holdings)

[THE FOLLOWING DATA IS REPRESENTED AS A PIE CHART IN THE PRINTED MATERIAL.]

Materials                      18.1%
Energy                         18.1
Financials                     17.2
Industrials                    13.7
Telecommunication Services     11.8
Consumer Discretionary          9.3
Consumer Staples                6.5
Information Technology          3.8
Health Care                     1.5

Geographical Distribution
--------------------------------------------------------------------------------
(As a percentage of equity holdings)

[THE FOLLOWING DATA IS REPRESENTED AS A BAR CHART IN THE PRINTED MATERIAL.]

People's Republic of China     21.1%
Brazil                         17.2%
South Africa                   11.4%
Russia                         10.0%
Taiwan                          7.0%
South Korea                     4.2%
India                           4.1%
Israel                          3.0%
Peru                            3.0%
Mexico                          2.8%
Indonesia                       2.7%
Hong Kong                       2.1%
Canada                          1.9%
United States                   1.7%
Philippines                     1.7%
Egypt                           1.6%
Malaysia                        1.3%
Argentina                       1.0%
Sweden                          0.9%
Singapore                       0.8%
United Kingdom                  0.5%

10 Largest Holdings
--------------------------------------------------------------------------------
(As a percentage of equity holdings)*


    1.    Petrobras Brasileiro SA (A.D.R.)                       4.10%
    2.    China Mobile, Ltd. (A.D.R.)                            3.77
    3.    Gazprom (A.D.R.)                                       3.51
    4.    Companhia Vale do Rio Doce (A.D.R.)                    3.10
    5.    Compania de Minas Buenaventura SAA                     2.97
    6.    America Movil (A.D.R.) Series L                        2.80
    7.    Taiwan Semiconductor Manufacturing Co.(A.D.R.)         2.11
    8.    China Communications Construction Co., Ltd.            1.99
    9.    IAMGOLD Corp.                                          1.87
   10.    Industrial & Commercial Bank of China                  1.81

* This list excludes temporary cash and derivative instruments. The portfolio is actively managed, and current holdings may be different. The holdings listed should not be considered recommendations to buy or sell any security listed.


8    Pioneer Emerging Markets Fund | Annual Report | 11/30/08

Prices and Distributions | 11/30/08

Net Asset Value per Share
--------------------------------------------------------------------------------

     Class        11/30/08           11/30/07
       A           $ 14.20            $ 38.29
---------------------------------------------
       B           $ 12.39            $ 33.84
---------------------------------------------
       C           $ 12.38            $ 33.78
---------------------------------------------
       R           $ 13.80            $ 37.32
---------------------------------------------
       Y           $ 15.35            $ 41.10
---------------------------------------------

Distributions per Share: 12/1/07-11/30/08
--------------------------------------------------------------------------------

                   Net
                Investment      Short-Term       Long-Term
    Class         Income       Capital Gains     Capital Gains
      A            $ -             $ -              $ 0.3868
------------------------------------------------------------
      B            $ -             $ -              $ 0.3868
------------------------------------------------------------
      C            $ -             $ -              $ 0.3868
------------------------------------------------------------
      R            $ -             $ -              $ 0.3868
------------------------------------------------------------
      Y            $ -             $ -              $ 0.3868
------------------------------------------------------------


                   Pioneer Emerging Markets Fund | Annual Report | 11/30/08    9

Performance Update | 11/30/08                                     Class A Shares

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in at public offering price, compared to that of the Morgan Stanley Capital International (MSCI) Emerging Markets Index.

Average Annual Total Returns
(As of November 30, 2008)
--------------------------------------------------------------------
                                      Net Asset     Public Offering
 Period                                Value (NAV)   Price (POP)
--------------------------------------------------------------------
 10 Years                                 7.82%           7.18%
 5 Years                                  5.22            3.98
 1 Year                                 -61.91          -64.10
--------------------------------------------------------------------

 Expense Ratio
 (Per prospectus dated April 1, 2008)
---------------------------------------------------------------------
                                          Gross            Net
--------------------------------------------------------------------
                                          1.79%           1.79%
--------------------------------------------------------------------

[THE FOLLOWING DATA IS REPRESENTED AS A MOUNTAIN CHART IN THE PRINTED MATERIAL.]

                  Pioneer Emerging          MSCI Emerging
                    Markets Fund            Markets Index

11/98                 $ 9,425                  $10,000
                       14,791                   14,549
11/00                  11,597                   11,111
                       10,622                   10,293
11/02                  10,836                   10,802
                       15,509                   15,217
11/04                  19,209                   19,612
                       26,090                   26,110
11/06                  35,703                   35,085
                       52,495                   51,072
11/08                  19,998                   22,255

Call 1-800-225-6292 or visit www.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

NAV results represent the percent change in net asset value per share. Returns would have been lower had sales charges been reflected. POP returns reflect deduction of maximum 5.75% sales charge. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

The MSCI Emerging Markets Index measures the performance of emerging market stocks. Index returns are calculated monthly, assume reinvestment of dividends and, unlike Fund returns, do not reflect any sales charges, fees or expenses. You cannot invest directly in an Index.


10    Pioneer Emerging Markets Fund | Annual Report | 11/30/08

Performance Update | 11/30/08                                     Class B Shares

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in , compared to that of the Morgan Stanley Capital International (MSCI) Emerging Markets Index.


Average Annual Total Returns
(As of November 30, 2008)
------------------------------------------------------------------
                                             If          If
 Period                                      Held        Redeemed
------------------------------------------------------------------
 10 Years                                    6.96%         6.96%
 5 Years                                     4.32          4.32
 1 Year                                    -62.25        -63.71
------------------------------------------------------------------

 Expense Ratio
 (Per prospectus dated April 1, 2008)
------------------------------------------------------------------
                                             Gross          Net
------------------------------------------------------------------
                                             2.65%         2.65%
------------------------------------------------------------------

[THE FOLLOWING DATA IS REPRESENTED AS A MOUNTAIN CHART IN THE PRINTED MATERIAL.]

                  Pioneer Emerging          MSCI Emerging
                    Markets Fund            Markets Index

11/98                 $10,000                  $10,000
                       15,583                   14,549
11/00                  12,108                   11,111
                       11,001                   10,293
11/02                  11,154                   10,802
                       15,854                   15,217
11/04                  19,458                   19,612
                       26,226                   26,110
11/06                  35,593                   35,085
                       51,887                   51,072
11/08                  19,590                   22,255

Call 1-800-225-6292 or visit www.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

"If Held" results represent the percent change in net asset value per share. Returns would have been lower had sales charges been reflected. "If Redeemed" returns reflect the deduction of applicable contingent deferred sales charge
(CDSC). Effective December 1, 2004, the period during which a CDSC is applied to withdrawals was shortened to 5 years. The maximum CDSC for Class B shares continues to be 4%. For more complete information, please see the prospectus for details. Note: Shares purchased prior to December 1, 2004 remain subject to the CDSC in effect at the time you purchased those shares. For performance information for shares purchased prior to December 1, 2004, please visit www.pioneerinvestments.com.

All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

The MSCI Emerging Markets Index measures the performance of emerging market stocks. Index returns are calculated monthly, assume reinvestment of dividends and, unlike Fund returns, do not reflect any sales charges, fees or expenses. You cannot invest directly in an Index.


                  Pioneer Emerging Markets Fund | Annual Report | 11/30/08    11

Performance Update | 11/30/08                                     Class C Shares

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in , compared to that of the Morgan Stanley Capital International (MSCI) Emerging Markets Index.


Average Annual Total Returns
(As of November 30, 2008)
------------------------------------------------------------------
                                             If          If
 Period                                      Held        Redeemed
------------------------------------------------------------------
 10 Years                                    6.99%         6.99%
 5 Years                                     4.44          4.44
 1 Year                                    -62.21        -62.21
------------------------------------------------------------------

 Expense Ratio
 (Per prospectus dated April 1, 2008)
------------------------------------------------------------------
                                             Gross         Net
------------------------------------------------------------------
                                             2.57%         2.57%
------------------------------------------------------------------

[THE FOLLOWING DATA IS REPRESENTED AS A MOUNTAIN CHART IN THE PRINTED MATERIAL.]

                  Pioneer Emerging          MSCI Emerging
                    Markets Fund            Markets Index

11/98                 $10,000                  $10,000
                       15,490                   14,549
11/00                  12,078                   11,111
                       10,968                   10,293
11/02                  11,122                   10,802
                       15,809                   15,217
11/04                  19,445                   19,612
                       26,240                   26,110
11/06                  35,622                   35,085
                       51,985                   51,072
11/08                  19,646                   22,255

Call 1-800-225-6292 or visit www.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

Class C shares held for less than one year are also subject to a 1% contingent deferred sales charge (CDSC). The performance of Class C shares does not reflect the 1% front-end sales charge in effect prior to February 1, 2004. If you paid a 1% sales charge, your returns would be lower than those shown above. "If Held" results represent the percent change in net asset value per share. Returns would have been lower had sales charges been reflected. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

The MSCI Emerging Markets Index measures the performance of emerging market stocks. Index returns are calculated monthly, assume reinvestment of dividends and, unlike Fund returns, do not reflect any sales charges, fees or expenses. You cannot invest directly in an Index.


12    Pioneer Emerging Markets Fund | Annual Report | 11/30/08

Performance Update | 11/30/08                                     Class R Shares

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in , compared to that of the Morgan Stanley Capital International (MSCI) Emerging Markets Index.

Average Annual Total Returns
(As of November 30, 2008)
------------------------------------------------------------------
                                            If          If
 Period                                     Held        Redeemed
------------------------------------------------------------------
 10 Years                                    7.47%         7.47%
 5 Years                                     4.91          4.91
 1 Year                                    -61.99        -61.99
------------------------------------------------------------------

 Expense Ratio
 (Per prospectus dated April 1, 2008)
------------------------------------------------------------------
                                             Gross         Net
------------------------------------------------------------------
                                             2.06%         2.06%
------------------------------------------------------------------

[THE FOLLOWING DATA IS REPRESENTED AS A MOUNTAIN CHART IN THE PRINTED MATERIAL.]

                  Pioneer Emerging          MSCI Emerging
                    Markets Fund            Markets Index

11/98                 $10,000                  $10,000
                       15,622                   14,549
11/00                  12,186                   11,111
                       11,105                   10,293
11/02                  11,272                   10,802
                       16,164                   15,217
11/04                  19,938                   19,612
                       27,022                   26,110
11/06                  36,831                   35,085
                       54,047                   51,072
11/08                  20,545                   22,255

Call 1-800-225-6292 or visit www.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

The performance of Class R shares for the period prior to the commencement of operations of Class R shares on April 1, 2003 is based on the performance of the Fund's Class A shares, reduced to reflect the higher distribution and service fees of Class R shares. For the period after April 1, 2003, the actual performance of Class R shares is reflected. The performance of Class R shares does not reflect the 1% CDSC that was in effect prior to July 1, 2004. Class R shares are not subject to sales charges and are available for limited groups of eligible investors, including institutional investors. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

The MSCI Emerging Markets Index measures the performance of emerging market stocks. Index returns are calculated monthly, assume reinvestment of dividends and, unlike Fund returns, do not reflect any sales charges, fees or expenses. You cannot invest directly in an Index.


                  Pioneer Emerging Markets Fund | Annual Report | 11/30/08    13

Performance Update | 11/30/08                                     Class Y Shares

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in , compared to that of the Morgan Stanley Capital International (MSCI) Emerging Markets Index.

Average Annual Total Returns
(As of November 30, 2008)
------------------------------------------------------------------
                                            If          If
 Period                                     Held        Redeemed
------------------------------------------------------------------
 10 Years                                    8.61%         8.61%
 5 Years                                     5.86          5.86
 1 Year                                    -61.71        -61.71
------------------------------------------------------------------


 Expense Ratio
 (Per prospectus dated April 1, 2008)
------------------------------------------------------------------
                                             Gross         Net
------------------------------------------------------------------
                                             1.32%         1.32%
------------------------------------------------------------------

[THE FOLLOWING DATA IS REPRESENTED AS A MOUNTAIN CHART IN THE PRINTED MATERIAL.]

                  Pioneer Emerging          MSCI Emerging
                    Markets Fund            Markets Index

11/99                 $10,000                  $10,000
                       15,808                   14,549
11/00                  12,463                   11,111
                       11,525                   10,293
11/02                  11,876                   10,802
                       17,176                   15,217
11/04                  21,445                   19,612
                       29,330                   26,110
11/06                  40,359                   35,085
                       59,631                   51,072
11/08                  22,831                   22,255

Call 1-800-225-6292 or visit www.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

Performance for periods prior to the inception of Class Y shares reflects the NAV performance of the Fund's Class A shares. The performance does not reflect differences in expenses, including the Rule 12b-1 fees applicable to Class A shares. Since fees for Class A shares are generally higher than those of Class Y shares, the performance shown for Class Y shares prior to their inception on April 9, 1998 would have been higher. Class Y shares are not subject to sales charges and are available for limited groups of eligible investors, including institutional investors. All results are historical and assume the reinvestment of dividends, and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

The MSCI Emerging Markets Index measures the performance of emerging market stocks. Index returns are calculated monthly, assume reinvestment of dividends and, unlike Fund returns, do not reflect any sales charges, fees or expenses. You cannot invest directly in an Index.


14    Pioneer Emerging Markets Fund | Annual Report | 11/30/08

Comparing Ongoing Fund Expenses

As a shareowner in the Fund, you incur two types of costs:

(1) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses; and

(2)  transaction costs, including sales charges (loads) on purchase payments.

This example is intended to help you understand your ongoing expenses (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 at the beginning of the Fund's latest six-month period and held throughout the six months.


Using the Tables
--------------------------------------------------------------------------------
Actual Expenses


The first table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period as follows:

(1)  Divide your account value by $1,000
     Example: an $8,600 account value [divided by] $1,000 = 8.6

(2) Multiply the result in (1) above by the corresponding share class's number in the third row under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Expenses Paid on a $1,000 Investment in Pioneer Emerging Markets Fund

Based on actual returns from June 1, 2008 through November 30, 2008.

 Share Class                        A                B                C                R                Y
 Beginning Account Value       $ 1,000.00       $ 1,000.00       $ 1,000.00       $ 1,000.00       $ 1,000.00
 on 6/1/08
-------------------------------------------------------------------------------------------------------------
 Ending Account Value          $   384.94       $   383.17       $   383.34       $   384.76       $   386.10
 on 11/30/08
-------------------------------------------------------------------------------------------------------------
 Expenses Paid                 $     6.44       $     9.47       $     9.13       $     7.37       $     4.78
 During Period*
-------------------------------------------------------------------------------------------------------------

* Expenses are equal to the Fund's annualized expense ratio of 1.86%, 2.74%, 2.64%, 2.13%, and 1.38% for Class A, Class B, Class C, Class R and Class Y shares, respectively, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).


                  Pioneer Emerging Markets Fund | Annual Report | 11/30/08    15

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.


You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads), that are charged at the time of the transaction. Therefore, the table below is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Expenses Paid on a $1,000 Investment in Pioneer Emerging Markets Fund

Based on a hypothetical 5% return per year before expenses, reflecting the period from June 1, 2008 through November 30, 2008.

 Share Class                        A                B                C                R                Y
 Beginning Account Value       $ 1,000.00       $ 1,000.00       $ 1,000.00       $ 1,000.00       $ 1,000.00
 on 6/1/08
-------------------------------------------------------------------------------------------------------------
 Ending Account Value          $ 1,015.70       $ 1,011.30       $ 1,011.80       $ 1,014.35       $ 1,018.10
 on 11/30/08
-------------------------------------------------------------------------------------------------------------
 Expenses Paid                 $     9.37       $    13.78       $    13.28       $    10.73       $     6.96
 During Period*
-------------------------------------------------------------------------------------------------------------

* Expenses are equal to the Fund's annualized expense ratio of 1.86%, 2.74%, 2.64%, 2.13%, and 1.38% for Class A, Class B, Class C, Class R and Class Y shares, respectively, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).


16    Pioneer Emerging Markets Fund | Annual Report | 11/30/08

Schedule of Investments | 11/30/08

 Shares                                                       Value
                PREFERRED STOCKS -- 2.3%
                MEDIA -- 1.1%
                Cable & Satellite -- 1.1%
   530,326      Net Servicos de Comunicacao SA*               $  3,163,376
                                                              ------------
                Total Media                                   $  3,163,376
--------------------------------------------------------------------------
                Banks -- 1.2%
                Diversified Banks -- 1.2%
   320,450      Banco Itau Holding Financeira SA              $  3,706,088
                                                              ------------
                Total Banks                                   $  3,706,088
--------------------------------------------------------------------------
                TOTAL PREFERRED STOCKS
                (Cost $9,058,382)                             $  6,869,464
--------------------------------------------------------------------------
                COMMON STOCKS -- 94.7%
                ENERGY -- 17.6%
                Coal & Consumable Fuels -- 2.0%
14,912,600      Bumi Resources Tbk Pt                         $  1,224,144
 2,049,600      Indo Tambangraya Megah Pt                        1,665,521
 5,478,600      Yanzhou Coal Mining Co., Ltd.* (b)               3,057,761
                                                              ------------
                                                              $  5,947,426
--------------------------------------------------------------------------
                Integrated Oil & Gas -- 11.4%
 5,582,300      China Petroleum & Chemical Corp.              $  3,713,229
   570,100      Gazprom (A.D.R.)*                               10,010,474
    94,150      Lukoil Holding (A.D.R.) (b)                      3,012,800
   656,900      Petrobras Brasileiro SA (A.D.R.)* (b)           11,679,682
   177,800      Sasol, Ltd. (A.D.R.) (b)                         5,077,968
                                                              ------------
                                                              $ 33,494,153
--------------------------------------------------------------------------
                Oil & Gas Equipment & Services -- 1.4%
   140,100      Tenaris SA (A.D.R.) (b)                       $  2,946,303
   228,600      TMK (G.D.R.) (144A)*                             1,256,917
                                                              ------------
                                                              $  4,203,220
--------------------------------------------------------------------------
                Oil & Gas Exploration & Production -- 1.2%
 4,208,200      CNOOC, Ltd.                                   $  3,446,178
--------------------------------------------------------------------------
                Oil & Gas Refining & Marketing -- 1.6%
    99,200      Reliance Industries Ltd. (G.D.R.) (144A)*     $  4,558,843
                                                              ------------
                Total Energy                                  $ 51,649,820
--------------------------------------------------------------------------
                MATERIALS -- 17.6%
                Construction Materials -- 2.0%
 1,151,344      Pretoria Portland Cement Co.                  $  3,529,624
 8,647,500      PT Indocement Tunggal Prakarsa Tbk               2,508,147
                                                              ------------
                                                              $  6,037,771
--------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.

                  Pioneer Emerging Markets Fund | Annual Report | 11/30/08    17

 Shares                                                                Value
                Diversified Metals & Mining -- 4.4%
   811,192      Companhia Vale do Rio Doce (A.D.R.) (b)                $  8,833,881
   110,900      Freeport-McMoRan Copper & Gold, Inc. (Class B) (b)        2,660,491
   347,200      New World Resources BV (b)                                1,466,043
                                                                       ------------
                                                                       $ 12,960,415
-----------------------------------------------------------------------------------
                Fertilizers & Agricultural Chemicals -- 1.2%
   369,200      Israel Chemicals, Ltd.                                 $  2,168,313
 1,036,400      Uralkali*                                                 1,399,140
                                                                       ------------
                                                                       $  3,567,453
-----------------------------------------------------------------------------------
                Gold -- 4.5%
   462,800      Harmony Gold Mining Co., Ltd.*                         $  3,982,242
 1,132,300      IAMGOLD Corp.                                             5,321,810
10,662,875      Zijin Mining Group Co., Ltd.                              3,810,466
                                                                       ------------
                                                                       $ 13,114,518
-----------------------------------------------------------------------------------
                Precious Metals & Minerals -- 4.4%
    43,700      Anglo American Platinum Corp., Ltd.                    $  2,028,243
   470,000      Compania de Minas Buenaventura SAA (b)                    8,460,000
   197,700      Impala Platinum Holdings, Ltd.                            2,454,479
                                                                       ------------
                                                                       $ 12,942,722
-----------------------------------------------------------------------------------
                Steel -- 1.1%
   197,500      Kumba Iron Ore, Ltd.                                   $  3,118,433
                                                                       ------------
                Total Materials                                        $ 51,741,312
-----------------------------------------------------------------------------------
                CAPITAL GOODS -- 12.1%
                Aerospace & Defense -- 0.8%
    62,300      Elbit Systems, Ltd.                                    $  2,260,644
-----------------------------------------------------------------------------------
                Construction & Engineering -- 8.5%
   971,286      Aveng, Ltd.                                            $  2,809,767
 5,288,800      China Communications Construction Co., Ltd. (b)           5,666,148
 6,271,100      China Railway Group, Ltd.* (b)                            4,163,403
 2,943,200      China Railways Construction Corp.*                        3,994,001
    83,900      Hyundai Engineering & Construction Co., Ltd.*             2,880,564
   207,400      Larsen & Toubro, Ltd.                                     3,067,704
   105,500      Orascom Construction Industries Co.                       2,398,660
                                                                       ------------
                                                                       $ 24,980,247
-----------------------------------------------------------------------------------
                Heavy Electrical Equipment -- 1.3%
   142,400      Bharat Heavy Electricals, Ltd.                         $  3,944,817
-----------------------------------------------------------------------------------
                Industrial Conglomerates -- 1.5%
   857,300      Kepple Corp., Ltd.                                     $  2,390,628
   433,600      Murray & Roberts Holdings, Ltd.                           2,117,634
                                                                       ------------
                                                                       $  4,508,262
-----------------------------------------------------------------------------------
                Total Capital Goods                                    $ 35,693,970
-----------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.

18    Pioneer Emerging Markets Fund | Annual Report | 11/30/08

 Shares                                                        Value
                TRANSPORTATION -- 1.1%
                Marine -- 1.1%
  3,961,200     China Shipping Development Co., Ltd.* (b)      $  3,231,115
                                                               ------------
                Total Transportation                           $  3,231,115
---------------------------------------------------------------------------
                AUTOMOBILES & COMPONENTS -- 0.8%
                Automobile Manufacturers -- 0.8%
  2,598,900     PT Astra International                         $  2,211,932
                                                               ------------
                Total Automobiles & Components                 $  2,211,932
---------------------------------------------------------------------------
                CONSUMER DURABLES & APPAREL -- 2.9%
                Apparel, Accessories & Luxury Goods -- 1.0%
  7,300,400     Anta Sports Products, Ltd.*                    $  2,975,633
---------------------------------------------------------------------------
                Homebuilding -- 1.0%
    909,860     Cyrela Brazil Realty SA*                       $  3,096,791
---------------------------------------------------------------------------
                Housewares & Specialties -- 0.9%
    149,490     Woongjin Coway Co., Ltd.*                      $  2,547,082
                                                               ------------
                Total Consumer Durables & Apparel              $  8,619,506
---------------------------------------------------------------------------
                MEDIA -- 1.3%
                Advertising -- 0.5%
    192,800     Focus Media Holding, Ltd.* (b)                 $  1,440,216
---------------------------------------------------------------------------
                Movies & Entertainment -- 0.8%
    517,200     CTC Media, Inc.* (b)                           $  2,198,100
                                                               ------------
                Total Media                                    $  3,638,316
---------------------------------------------------------------------------
                RETAILING -- 3.0%
                Department Stores -- 3.0%
    477,100     Lojas Renner SA*                               $  2,750,608
  7,258,400     New World Department Store China, Ltd.*           3,108,519
  3,268,400     Parkson Retail Group, Ltd. (b)                    3,026,286
                                                               ------------
                                                               $  8,885,413
                                                               ------------
                Total Retailing                                $  8,885,413
---------------------------------------------------------------------------
                FOOD & DRUG RETAILING -- 1.7%
                Food Retail -- 0.6%
    327,100     X-5 Retail Group NV (G.D.R.)* (b)              $  1,783,949
---------------------------------------------------------------------------
                Hypermarkets & Supercenters -- 1.1%
     97,900     Brasil Distr Pao Acu (A.D.R.)* (b)             $  3,229,721
                                                               ------------
                Total Food & Drug Retailing                    $  5,013,670
---------------------------------------------------------------------------
                FOOD, BEVERAGE & TOBACCO -- 0.9%
                Packaged Foods & Meats -- 0.9%
    115,200     Wimm-Bill-Dann* (b)                            $  2,745,216
                                                               ------------
                Total Food, Beverage & Tobacco                 $  2,745,216
---------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.

                  Pioneer Emerging Markets Fund | Annual Report | 11/30/08    19

 Shares                                                                    Value
               HOUSEHOLD & PERSONAL PRODUCTS -- 3.6%
               Household Products -- 0.8%
    21,300     LG Household & Health Care, Ltd.*                           $  2,425,640
---------------------------------------------------------------------------------------
               Personal Products -- 2.8%
     6,402     Amorepacific Corp.*                                         $  2,769,116
   329,000     Natura Cosmeticos SA*                                          2,942,282
    91,000     Oriflame Cosmetics SA (b)                                      2,496,368
                                                                           ------------
                                                                           $  8,207,766
                                                                           ------------
               Total Household & Personal Products                         $ 10,633,406
---------------------------------------------------------------------------------------
               PHARMACEUTICALS & BIOTECHNOLOGY -- 1.4%
               Pharmaceuticals -- 1.4%
    98,300     Teva Pharmaceutical Industries, Ltd.                        $  4,241,645
                                                                           ------------
               Total Pharmaceuticals & Biotechnology                       $  4,241,645
---------------------------------------------------------------------------------------
               BANKS -- 10.1%
               Diversified Banks -- 10.1%
   291,912     Banco Bradesco SA (b)                                       $  3,105,944
   500,800     Banco do Brasil SA*                                            3,109,006
 2,233,200     Bumiputra-Commerce Holdings Berhad                             3,658,289
 8,876,100     China Construction Bank Corp. (b)                              4,638,424
12,488,182     Chinatrust Financial Holding Co., Ltd.                         4,258,384
10,490,000     Industrial & Commercial Bank of China, Ltd. (b)                5,159,462
 2,945,200     Sberbank RF*                                                   2,472,545
    53,139     Uniao de Bancos Brasileiros SA (Unibanco) (G.D.R.)
               (144A) (b) 3,405,679
                                                                           ------------
                                                                           $ 29,807,733
                                                                           ------------
               Total Banks                                                 $ 29,807,733
---------------------------------------------------------------------------------------
               DIVERSIFIED FINANCIALS -- 1.8%
               Diversified Finance Services -- 1.1%
 1,163,400     African Bank Investments, Ltd.                              $  3,155,897
---------------------------------------------------------------------------------------
               Investment Banking & Brokerage -- 0.7%
   665,800     EFG-Hermes Holding SAE*                                     $  2,066,237
                                                                           ------------
               Total Diversified Financials                                $  5,222,134
---------------------------------------------------------------------------------------
               INSURANCE -- 3.5%
               Life & Health Insurance -- 3.0%
   471,298     Cathay Financial Holding Co., Ltd. (144A) (G.D.R.) (b)      $  4,883,590
   103,500     China Life Insurance Co. (A.D.R.)* (b)                         4,013,730
                                                                           ------------
                                                                           $  8,897,320
---------------------------------------------------------------------------------------
               Property & Casualty Insurance -- 0.5%
    10,850     Samsung Fire & Marine Insurance Co., Ltd.*                  $  1,432,155
                                                                           ------------
               Total Insurance                                             $ 10,329,475
---------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.

20    Pioneer Emerging Markets Fund | Annual Report | 11/30/08

 Shares                                                                           Value
                    TECHNOLOGY HARDWARE & EQUIPMENT -- 1.7%
                    Electronic Manufacturing Services -- 1.7%
     2,504,932      Hon Hai Precision Industry Co., Ltd.                          $  4,864,684
                                                                                  ------------
                    Total Technology Hardware & Equipment                         $  4,864,684
----------------------------------------------------------------------------------------------
                    SEMICONDUCTORS -- 2.1%
                    Semiconductors -- 2.1%
       841,040      Taiwan Semiconductor Manufacturing Co. (A.D.R.) (b)           $  6,013,436
                                                                                  ------------
                    Total Semiconductors                                          $  6,013,436
----------------------------------------------------------------------------------------------
                    TELECOMMUNICATION SERVICES -- 11.5%
                    Integrated Telecommunication Services -- 1.0%
       297,800      Vimpel Communications (A.D.R.)                                $  2,829,100
----------------------------------------------------------------------------------------------
                    Wireless Telecommunication Services -- 10.5%
       265,800      America Movil (A.D.R.) Series L*                              $  7,974,000
       234,800      China Mobile, Ltd. (A.D.R.)                                     10,760,884
       104,100      Mobile Telesystems, Inc. (A.D.R.)* (b)                           3,085,524
       408,400      MTN Group, Ltd.                                                  4,286,824
       101,000      Philippine Long Distance Telephone Co.                           4,840,557
                                                                                  ------------
                                                                                  $ 30,947,789
                                                                                  ------------
                    Total Telecommunication Services                              $ 33,776,889
----------------------------------------------------------------------------------------------
                    TOTAL COMMON STOCKS
                    (Cost $476,435,665)                                           $278,319,672


Principal
Amount
                    TEMPORARY CASH INVESTMENTS -- 21.6%
                    Repurchase Agreement -- 3.1%
   $ 3,000,000      Bank of America, 0.29%, dated 11/28/08, repurchase price
                    of $3,000,000 plus accrued interest on 12/1/08
                    collateralized by $2,997,981 Freddie Mac Giant, 5.5%,
                    11/1/38                                                       $  3,000,000
     3,000,000      Barclays Plc, 0.25%, dated 11/28/08, repurchase price of
                    $3,000,000 plus accrued interest on 12/1/08 collateralized by $3,806,404 Federal National Mortgage Association,
                    6.0%, 3/1/37                                                     3,000,000
     3,000,000      Deutsche Bank, 0.30%, dated 11/28/08, repurchase price
                    of $3,000,000 plus accrued interest on 12/1/08
                    collateralized by the following:
                      $1,008,086 Freddie Mac Giant, 5.0%, 12/1/35
                        $2,968,261 Federal National Mortgage Association
                        (ARM), 4.782-6.196%, 8/1/15-11/1/37                          3,000,000
                                                                                  ------------
                                                                                  $  9,000,000
                                                                                  ------------

The accompanying notes are an integral part of these financial statements.

                  Pioneer Emerging Markets Fund | Annual Report | 11/30/08    21

Principal
Amount                                                               Value
                  SECURITIES LENDING COLLATERAL -- 18.5% (d)
                  Certificates of Deposit:
 $  1,097,616     Abbey National Plc, 3.15%, 8/13/09                 $  1,097,616
    1,753,782     Bank of Scotland NY, 2.92%, 6/5/09                    1,753,782
    1,976,146     Barclays Bank, 1.5%, 5/27/09                          1,976,146
      219,632     Calyon NY, 4.62%, 1/16/09                               219,632
      129,485     Calyon NY, 4.62%, 1/16/09                               129,485
    2,195,778     CBA, 4.87%, 7/16/09                                   2,195,778
    1,976,146     DNB NOR Bank ASA NY, 3.04%, 6/5/09                    1,976,146
    2,011,112     Intesa SanPaolo S.p.A., 1.44%, 5/22/09                2,011,112
    1,976,146     New York Life Global, 2.99%, 9/4/09                   1,976,146
      105,445     NORDEA NY, 3.68%, 12/1/08                               105,445
      127,299     NORDEA NY, 4.13%, 4/9/09                                127,299
    1,646,697     Royal Bank of Canada NY, 2.7%, 8/7/09                 1,646,697
    1,097,616     Royal Bank of Scotland, 3.06%, 3/5/09                 1,097,616
      219,632     Skandinavian Enskilda Bank NY, 3.06%, 2/13/09           219,632
    2,195,778     Societe Generale, 3.29%, 9/4/09                       2,195,778
    1,976,146     Svenska Bank NY, 4.61%, 7/8/09                        1,976,146
    2,195,778     U.S. Bank NA, 2.25%, 8/24/09                          2,195,778
                                                                     ------------
                                                                     $ 22,900,237
---------------------------------------------------------------------------------
                  Commercial Paper:
    2,156,441     American Honda Finance Corp., 4.95%, 7/14/09       $  2,156,441
    1,097,616     Bank of Nova Scotia, 3.21%, 5/5/09                    1,097,616
      209,252     BBVA U.S., 2.83%, 3/12/09                               209,252
      658,897     John Deere Capital Corp., 2.82%, 12/12/08               658,897
    2,195,778     Monumental Global Funding, Ltd., 2.5%, 8/17/09        2,195,778
    2,195,778     HSBC Bank, Inc., 2.5%, 8/14/09                        2,195,778
      987,800     General Electric Capital Corp., 4.25%, 1/5/09           987,800
    1,097,616     General Electric Capital Corp., 2.86%, 3/16/09        1,097,616
    1,097,616     CME Group, Inc., 2.9%, 8/6/09                         1,097,616
      405,938     IBM, 2.225%, 2/13/09                                    405,938
    1,097,616     IBM, 2.39%, 9/25/09                                   1,097,616
    1,976,146     Met Life Global Funding, 3.19%, 6/12/09               1,976,146
    1,866,330     Westpac Banking Corp., 2.34%, 6/1/09                  1,866,330
                                                                     ------------
                                                                     $ 17,042,824
---------------------------------------------------------------------------------
                  Tri-party Repurchase Agreements:
    5,489,173     Deutsche Bank, 0.25%, 12/1/08                      $  5,489,173
    4,536,339     Barclays Capital Markets, 0.2%, 12/1/08               4,536,339
                                                                     ------------
                                                                     $ 10,025,512
---------------------------------------------------------------------------------
                  Time Deposit:
    2,415,411     TD Suntrust, 0.25%, 12/1/08                        $  2,415,411
---------------------------------------------------------------------------------
                  Money Market Mutual Fund:
    2,195,778     JP Morgan, U.S. Government Money Market Fund       $  2,195,778
---------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.

22    Pioneer Emerging Markets Fund | Annual Report | 11/30/08

Principal
Amount                                                       Value
                 Other:
$    55,181      ABS CFAT 2008-A A1, 3.005%, 4/27/09         $     55,181
                                                             ------------
                 Total Securities Lending Collateral         $ 54,634,944
-------------------------------------------------------------------------
                 TOTAL TEMPORARY CASH INVESTMENTS
                 (Cost $63,634,944)                          $ 63,634,944
-------------------------------------------------------------------------
                 TOTAL INVESTMENT IN SECURITIES -- 118.6%
                 (Cost $549,128,991)(a)(c)                   $348,824,080
-------------------------------------------------------------------------
                 OTHER ASSETS AND LIABILITIES -- (18.6)%     $(54,797,699)
-------------------------------------------------------------------------
                 TOTAL NET ASSETS -- 100.0%                  $294,026,381
=========================================================================

*    Non-income producing security.

(A.D.R.) American Depositary Receipt.

(G.D.R.) Global Depositary Receipt.

(144A) Security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold normally to qualified institutional buyers in a transaction exempt from registration. At November 30, 2008, the value of these securities amounted to $14,105,029 or 4.8% of total net assets.

(a) At November 30, 2008, the net unrealized loss on investments based on cost for federal income tax purposes of $555,165,089 was as follows:

       Aggregate gross unrealized gain for all investments in which there is an
         excess of value over tax cost                                             $   7,233,222
       Aggregate gross unrealized loss for all investments in which there is an
         excess of tax cost over value                                              (213,574,231)
                                                                                   -------------
       Net unrealized loss                                                         $(206,341,009)
                                                                                   =============


The accompanying notes are an integral part of these financial statements.

                  Pioneer Emerging Markets Fund | Annual Report | 11/30/08    23

(b)  At November 30, 2008, the following securities were out on loan:

    Shares        Description                                                   Value
      280,000     Banco Bradesco SA                                             $ 2,979,200
       90,400     Brasil Distr Pao Acu (A.D.R.)*                                  2,982,296
        2,915     Cathay Financial Holding Co., Ltd. (144A) (G.D.R.)                 30,205
    2,600,000     China Communications Construction Co., Ltd.                     2,785,380
    4,434,000     China Construction Bank Corp.                                   2,317,208
      102,000     China Life Insurance Co. (A.D.R.)*                              3,955,560
    3,656,705     China Railway Group, Ltd.*                                      2,427,686
    2,000,000     China Shipping Development Co., Ltd.*                           1,631,400
      544,200     Companhia Vale do Rio Doce (A.D.R.)                             5,926,338
       13,700     Compania de Minas Buenaventura SAA                                246,600
      300,000     CTC Media, Inc.*                                                1,275,000
      190,800     Focus Media Holding, Ltd.*                                      1,425,276
       66,700     Freeport-McMoRan Copper & Gold, Inc. (Class B)                  1,600,133
    5,240,000     Industrial & Commercial Bank of China, Ltd.                     2,577,032
       22,000     Lukoil Holding (A.D.R.)                                           704,000
        4,800     Mobile Telesystems, Inc. (A.D.R.)*                                142,272
      299,000     New World Resources BV                                          1,262,528
       87,000     Oriflame Cosmetics SA                                           2,386,636
    2,000,000     Parkson Retail Group, Ltd.                                      1,851,800
      130,000     Petrobras Brasileiro (A.D.R.)*                                  2,311,400
       30,100     Sasol, Ltd. (A.D.R.)                                              859,656
       24,400     Taiwan Semiconductor Manufacturing Co. (A.D.R.)                   174,460
      137,800     Tenaris SA (A.D.R.)                                             2,897,934
       16,750     Uniao de Bancos Brasileiros SA (Unibanco) (G.D.R.) (144A)       1,073,508
       85,000     Wimm-Bill-Dann*                                                 2,025,550
      215,000     X-5 Retail Group NV (G.D.R.)*                                   1,172,567
    2,739,000     Yanzhou Coal Mining Co., Ltd.*                                  1,528,636
-------------------------------------------------------------------------------------------
                  Total                                                         $50,550,261
===========================================================================================

The accompanying notes are an integral part of these financial statements.

24    Pioneer Emerging Markets Fund | Annual Report | 11/30/08

(c) Distributions of investment by country of issue, as a percentage of total investment in securities (excluding temporary cash investments), is as follows:

       People's Republic of China         21.1%
       Brazil                             17.2
       South Africa                       11.4
       Russia                             10.0
       Taiwan                              7.0
       South Korea                         4.2
       India                               4.1
       Israel                              3.0
       Peru                                3.0
       Mexico                              2.8
       Indonesia                           2.7
       Hong Kong                           2.1
       Canada                              1.9
       United States                       1.7
       Philippines                         1.7
       Egypt                               1.6
       Malaysia                            1.3
       Argentina                           1.0
       Sweden                              0.9
       Singapore                           0.8
       United Kingdom                      0.5
                                         -----
                                         100.0%
                                         =====

(d)  Security lending collateral is managed by Credit Suisse, New York Branch.

Purchases and sales of securities (excluding temporary cash investments) for the year ended November 30, 2008 aggregated $397,889,061 and $350,317,618, respectively.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below.

Highest priority is given to Level 1 inputs and lowest priority is given to Level 3.

  Level 1 -- quoted prices in active markets for identical securities

  Level 2 -- other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

  Level 3 -- significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments)

The following is a summary of the inputs used as of November 30, 2008, in valuing the Fund's investments:

                                                    Investments       Other Financial
 Valuation Inputs                                   in Securities     Instruments
 Level 1 -- Quoted Prices                            $121,804,280         $   --
 Level 2 -- Other Significant Observable Inputs       227,019,800          6,784
 Level 3 -- Significant Unobservable Inputs                    --             --
-------------------------------------------------------------------------------------
 Total                                               $348,824,080         $6,784
=====================================================================================

The accompanying notes are an integral part of these financial statements.

                  Pioneer Emerging Markets Fund | Annual Report | 11/30/08    25

Statement of Assets and Liabilities | 11/30/08

ASSETS:
  Investment in securities, at value (including securities loaned of
   $50,550,261) (cost $549,128,991)                                       $ 348,824,080
  Cash                                                                          567,857
  Foreign currencies, at value (cost $454,783)                                  433,241
  Receivables --
   Investment securities sold                                                 1,209,771
   Fund shares sold                                                           1,044,331
   Dividends and interest                                                       539,934
   Forward foreign currency portfolio hedge contracts, net                        6,784
  Other                                                                          46,630
---------------------------------------------------------------------------------------
     Total assets                                                         $ 352,672,628
---------------------------------------------------------------------------------------
LIABILITIES:
  Payables --
   Investment securities purchased                                        $   2,495,832
   Fund shares repurchased                                                    1,112,149
   Upon return of securities loaned                                          54,634,944
  Due to affiliates                                                             197,028
  Accrued expenses                                                              206,294
---------------------------------------------------------------------------------------
     Total liabilities                                                    $  58,646,247
---------------------------------------------------------------------------------------
NET ASSETS:
  Paid-in capital                                                         $ 526,118,537
  Undistributed net investment income                                         3,458,787
  Accumulated net realized loss on investments and foreign currency
   transactions                                                             (35,217,474)
  Net unrealized loss on investments                                       (200,304,911)
  Net unrealized loss on forward foreign currency contracts and other
   assets and liabilities denominated in foreign currencies                     (28,558)
---------------------------------------------------------------------------------------
     Total net assets                                                     $ 294,026,381
---------------------------------------------------------------------------------------
NET ASSET VALUE PER SHARE:
(No par value, unlimited number of shares authorized)
  Class A (based on $180,674,927/12,725,300 shares)                       $       14.20
  Class B (based on $16,323,211/1,317,502 shares)                         $       12.39
  Class C (based on $34,242,118/2,765,766 shares)                         $       12.38
  Class R (based on $25,341,284/1,836,951 shares)                         $       13.80
  Class Y (based on $37,444,841/2,439,284 shares)                         $       15.35
MAXIMUM OFFERING PRICE:
  Class A ($14.20 / 94.25%)                                               $       15.07
=======================================================================================

The accompanying notes are an integral part of these financial statements.

26    Pioneer Emerging Markets Fund | Annual Report | 11/30/08

Statement of Operations

For the Year Ended 11/30/08

INVESTMENT INCOME:
  Dividends (net of foreign taxes withheld of $1,263,139)                $   17,849,017
  Interest (net of foreign taxes withheld of $37,286)                           393,968
  Income from securities loaned, net                                            470,255
----------------------------------------------------------------------------------------------------------
     Total investment income                                                               $    18,713,240
----------------------------------------------------------------------------------------------------------
EXPENSES:
  Management fees                                                        $    7,560,527
  Transfer agent fees
   Class A                                                                      739,655
   Class B                                                                      144,197
   Class C                                                                      164,505
   Class R                                                                       17,779
   Class Y                                                                        3,540
  Distribution fees
   Class A                                                                    1,054,515
   Class B                                                                      457,039
   Class C                                                                      820,440
   Class R                                                                      187,328
  Shareholder communications expenses                                           579,135
  Administrative fees                                                           147,923
  Custodian fees                                                                715,984
  Registration fees                                                             148,442
  Professional fees                                                             125,634
  Printing expense                                                               71,209
  Fees and expenses of nonaffiliated trustees                                    22,378
  Miscellaneous                                                                 145,540
----------------------------------------------------------------------------------------------------------
     Total expenses                                                                        $    13,105,770
     Less fees paid indirectly                                                                     (29,011)
----------------------------------------------------------------------------------------------------------
     Net expenses                                                                          $    13,076,759
----------------------------------------------------------------------------------------------------------
       Net investment income                                                               $     5,636,481
----------------------------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND
FOREIGN CURRENCY TRANSACTIONS:
  Net realized loss on:
   Investments (net of foreign capital loss tax refund of $302,558)      $  (34,617,697)
   Forward foreign currency contracts and other assets and liabilities
     denominated in foreign currencies                                       (2,466,251)   $   (37,083,948)
----------------------------------------------------------------------------------------------------------
  Change in net unrealized gain on:
   Investments                                                           $ (470,017,306)
   Forward foreign currency contracts and other assets and liabilities
     denominated in foreign currencies                                          (36,977)   $  (470,054,283)
----------------------------------------------------------------------------------------------------------
  Net loss on investments and foreign currency transactions                                $  (507,138,231)
----------------------------------------------------------------------------------------------------------
  Net decrease in net assets resulting from operations                                     $  (501,501,750)
----------------------------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.

                  Pioneer Emerging Markets Fund | Annual Report | 11/30/08    27

Statement of Changes in Net Assets

For the Years Ended 11/30/08 and 11/30/07, respectively

                                                                      Year Ended            Year Ended
                                                                     11/30/08              11/30/07
FROM OPERATIONS:
Net investment income                                                  $     5,636,481     $     199,382
Net realized gain (loss) on investments and foreign currency
  transactions                                                             (37,083,948)       73,354,281
Change in net unrealized gain (loss) on investments and foreign
  currency transactions                                                   (470,054,283)      129,963,824
--------------------------------------------------------------------------------------------------------
   Net increase (decrease) in net assets resulting
     from operations                                                   $  (501,501,750)    $ 203,517,487
--------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREOWNERS:
Net investment income:
   Class A ($0.00 and $0.07 per share, respectively)                   $            --     $    (589,401)
   Class R ($0.00 and $0.14 per share, respectively)                                --            (6,686)
   Class Y ($0.00 and $0.21 per share, respectively)                                --          (326,752)
Net realized gain:
   Class A ($0.39 and $4.15 per share, respectively)                        (4,829,147)      (48,502,189)
   Class B ($0.39 and $4.15 per share, respectively)                          (495,485)       (7,062,359)
   Class C ($0.39 and $4.15 per share, respectively)                        (1,040,307)      (10,936,321)
   Class R ($0.39 and $4.15 per share, respectively)                          (689,557)       (2,595,328)
   Class Y ($0.39 and $4.15 per share, respectively)                          (924,302)       (6,489,003)
--------------------------------------------------------------------------------------------------------
     Total distributions to shareowners                                $    (7,978,798)    $ (76,508,039)
--------------------------------------------------------------------------------------------------------
FROM FUND SHARE TRANSACTIONS:
Net proceeds from sale of shares                                       $   323,291,675     $ 320,716,872
Reinvestment of distributions                                                6,773,365        65,299,165
Cost of shares repurchased                                                (285,279,844)     (151,467,361)
--------------------------------------------------------------------------------------------------------
   Net increase in net assets resulting from Fund
     share transactions                                                $    44,785,196     $ 234,548,676
--------------------------------------------------------------------------------------------------------
   Net increase (decrease) in net assets                               $  (464,695,352)    $ 361,558,124
NET ASSETS:
Beginning of year                                                          758,721,733       397,163,609
--------------------------------------------------------------------------------------------------------
End of year                                                            $   294,026,381     $ 758,721,733
--------------------------------------------------------------------------------------------------------
Undistributed (distributions in excess of) net investment income       $     3,458,787     $     (13,267)
--------------------------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.

28    Pioneer Emerging Markets Fund | Annual Report | 11/30/08

                                     '08 Shares        '08 Amount           '07 Shares        '07 Amount
Class A
Shares sold                           6,702,624     $ 215,927,691            6,148,223      $ 226,935,583
Reinvestment of distributions           292,518         4,169,663            1,156,767         42,258,432
Less shares repurchased              (7,249,512)     (205,383,498)          (2,587,913)       (91,520,848)
---------------------------------------------------------------------------------------------------------
   Net increase (decrease)             (254,370)    $  14,713,856            4,717,077      $ 177,673,167
=========================================================================================================
Class B
Shares sold                             349,741     $  10,230,892              645,008      $  21,438,992
Reinvestment of distributions            35,331           435,022              193,529          6,263,342
Less shares repurchased                (975,259)      (25,988,862)            (775,735)       (24,046,265)
---------------------------------------------------------------------------------------------------------
   Net increase (decrease)             (590,187)    $ (15,322,948)              62,802      $   3,656,069
=========================================================================================================
Class C
Shares sold                             838,571     $  24,316,377            1,053,493      $  34,208,147
Reinvestment of distributions            68,213           847,112              277,734          8,973,733
Less shares repurchased              (1,100,149)      (27,730,712)            (670,408)       (20,868,493)
---------------------------------------------------------------------------------------------------------
   Net increase (decrease)             (193,365)    $  (2,567,223)             660,819      $  22,313,387
=========================================================================================================
Class R
Shares sold                           1,601,677     $  47,454,452              677,073      $  25,369,925
Reinvestment of distributions            45,485           628,597               65,804          2,346,661
Less shares repurchased                (515,382)      (14,604,463)             (77,756)        (2,957,149)
---------------------------------------------------------------------------------------------------------
   Net increase                       1,131,780     $  33,478,586              665,121      $  24,759,437
=========================================================================================================
Class Y
Shares sold                           1,015,446     $  25,362,263              360,067      $  12,764,225
Reinvestment of distributions            45,086           692,971              140,307          5,456,997
Less shares repurchased                (345,753)      (11,572,309)            (312,820)       (12,074,606)
---------------------------------------------------------------------------------------------------------
   Net increase                         714,779     $  14,482,925              187,554      $   6,146,616
=========================================================================================================

The accompanying notes are an integral part of these financial statements.

                  Pioneer Emerging Markets Fund | Annual Report | 11/30/08    29

Financial Highlights

                                                                                              Year Ended    Year Ended
                                                                                               11/30/08      11/30/07
Class A
Net asset value, beginning of period                                                           $   38.29     $  29.06
---------------------------------------------------------------------------------------------------------------------
Increase (decrease) from investment operations:
 Net investment income                                                                         $    0.33     $   0.05
 Net realized and unrealized gain (loss) on investments and foreign currency transactions         (24.03)       13.40
---------------------------------------------------------------------------------------------------------------------
  Net increase (decrease) from investment operations                                           $  (23.70)    $  13.45
Distributions to shareowners:
 Net investment income                                                                         $      --     $  (0.07)
 Net realized gain                                                                                 (0.39)       (4.15)
---------------------------------------------------------------------------------------------------------------------
 Total distributions                                                                           $   (0.39)    $  (4.22)
---------------------------------------------------------------------------------------------------------------------
 Redemption fee                                                                                $      --     $     --
---------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net asset value                                                     $  (24.09)    $   9.23
---------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                                                 $   14.20     $  38.29
=====================================================================================================================
Total return*                                                                                     (61.91)%      47.03%
Ratio of net expenses to average net assets+                                                        1.86%        1.79%
Ratio of net investment income to average net assets+                                               0.99%        0.17%
Portfolio turnover rate                                                                               54%          45%
Net assets, end of period (in thousands)                                                       $ 180,675    $ 497,008
Ratios with no waiver of management fees and assumption of expenses by PIM and no reduction for fees paid indirectly:
 Net expenses                                                                                       1.86%        1.79%
 Net investment income                                                                              0.99%        0.17%
Ratios with waiver of management fees and assumption of expenses by PIM and reduction for fees paid indirectly:
 Net expenses                                                                                       1.86%        1.78%
 Net investment income                                                                              0.99%        0.18%
=====================================================================================================================

                                                                                             Year Ended       Year Ended
                                                                                              11/30/06         11/30/05
Class A
Net asset value, beginning of period                                                           $   23.64        $   17.88
-------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from investment operations:
 Net investment income                                                                         $    0.15        $    0.19
 Net realized and unrealized gain (loss) on investments and foreign currency transactions           8.45             6.22
-------------------------------------------------------------------------------------------------------------------------
  Net increase (decrease) from investment operations                                           $    8.60        $    6.41
Distributions to shareowners:
 Net investment income                                                                         $   (0.11)       $      --
 Net realized gain                                                                                 (3.07)           (0.65)
-------------------------------------------------------------------------------------------------------------------------
 Total distributions                                                                           $   (3.18)       $   (0.65)
-------------------------------------------------------------------------------------------------------------------------
 Redemption fee                                                                                $    0.00(a)     $    0.00(a)
-------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net asset value                                                     $    5.42        $    5.76
-------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                                                 $   29.06        $   23.64
=========================================================================================================================
Total return*                                                                                      36.84%           35.82%
Ratio of net expenses to average net assets+                                                        1.90%            2.15%
Ratio of net investment income to average net assets+                                               0.49%            0.87%
Portfolio turnover rate                                                                               42%              69%
Net assets, end of period (in thousands)                                                       $ 240,097        $ 154,442
Ratios with no waiver of management fees and assumption of expenses by PIM and no reduction for fees paid indirectly:
 Net expenses                                                                                       1.90%            2.23%
 Net investment income                                                                              0.49%            0.79%
Ratios with waiver of management fees and assumption of expenses by PIM and reduction for fees paid indirectly:
 Net expenses                                                                                       1.89%            2.15%
 Net investment income                                                                              0.50%            0.87%
=========================================================================================================================

                                                                                               Year Ended
                                                                                                11/30/04
Class A
Net asset value, beginning of period                                                           $   14.47
--------------------------------------------------------------------------------------------------------
Increase (decrease) from investment operations:
 Net investment income                                                                         $    0.10
 Net realized and unrealized gain (loss) on investments and foreign currency transactions           3.35
--------------------------------------------------------------------------------------------------------
  Net increase (decrease) from investment operations                                           $    3.45
Distributions to shareowners:
 Net investment income                                                                         $   (0.04)
 Net realized gain                                                                                    --
--------------------------------------------------------------------------------------------------------
 Total distributions                                                                           $   (0.04)
--------------------------------------------------------------------------------------------------------
 Redemption fee                                                                                $      --
--------------------------------------------------------------------------------------------------------
Net increase (decrease) in net asset value                                                     $    3.41
--------------------------------------------------------------------------------------------------------
Net asset value, end of period                                                                 $   17.88
========================================================================================================
Total return*                                                                                      23.86%
Ratio of net expenses to average net assets+                                                        2.17%
Ratio of net investment income to average net assets+                                               0.61%
Portfolio turnover rate                                                                               69%
Net assets, end of period (in thousands)                                                       $ 146,503
Ratios with no waiver of management fees and assumption of expenses by PIM and no reduction for fees paid indirectly:
 Net expenses                                                                                       2.24%
 Net investment income                                                                              0.54%
Ratios with waiver of management fees and assumption of expenses by PIM and reduction for fees paid indirectly:
 Net expenses                                                                                       2.17%
 Net investment income                                                                              0.61%
========================================================================================================

(a)  Amount rounds to less than one cent per share.
* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period, and no sales charges. Total return would be reduced if sales charges were taken into account.
+    Ratios with no reduction for fees paid indirectly.

The accompanying notes are an integral part of these financial statements.

30    Pioneer Emerging Markets Fund | Annual Report | 11/30/08

                                                                                              Year Ended    Year Ended
                                                                                               11/30/08      11/30/07
Class B
Net asset value, beginning of period                                                           $   33.84     $  26.19
---------------------------------------------------------------------------------------------------------------------
Increase (decrease) from investment operations:
 Net investment income (loss)                                                                  $    0.02     $  (0.19)
 Net realized and unrealized gain (loss) on investments and foreign currency transactions         (21.08)       11.99
---------------------------------------------------------------------------------------------------------------------
  Net increase (decrease) from investment operations                                           $  (21.06)    $  11.80
Distributions to shareowners:
 Net investment income                                                                         $      --     $     --
 Net realized gain                                                                                 (0.39)       (4.15)
---------------------------------------------------------------------------------------------------------------------
 Total distributions                                                                           $   (0.39)    $  (4.15)
---------------------------------------------------------------------------------------------------------------------
 Redemption fee                                                                                $      --     $     --
---------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net asset value                                                     $  (21.45)    $   7.65
---------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                                                 $   12.39     $  33.84
=====================================================================================================================
Total return*                                                                                     (62.25)%      45.78%
Ratio of net expenses to average net assets+                                                        2.75%        2.65%
Ratio of net investment income (loss) to average net assets+                                        0.06%       (0.67)%
Portfolio turnover rate                                                                               54%          45%
Net assets, end of period (in thousands)                                                       $  16,323     $ 64,562
Ratios with no waiver of management fees and assumption of expenses by PIM and no reduction for fees paid indirectly:
 Net expenses                                                                                       2.75%        2.65%
 Net investment income (loss)                                                                       0.06%       (0.67)%
Ratios with waiver of management fees and assumption of expenses by PIM and reduction for fees paid indirectly:
 Net expenses                                                                                       2.74%        2.63%
 Net investment income (loss)                                                                       0.07%       (0.65)%
=====================================================================================================================

                                                                                               Year Ended       Year Ended
                                                                                                11/30/06         11/30/05
Class B
Net asset value, beginning of period                                                            $   21.62        $    16.52
---------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from investment operations:
 Net investment income (loss)                                                                   $   (0.09)       $    (0.00)(a)
 Net realized and unrealized gain (loss) on investments and foreign currency transactions            7.73              5.75
---------------------------------------------------------------------------------------------------------------------------
  Net increase (decrease) from investment operations                                            $    7.64        $     5.75
Distributions to shareowners:
 Net investment income                                                                          $    0.00(a)     $       --
 Net realized gain                                                                                  (3.07)            (0.65)
---------------------------------------------------------------------------------------------------------------------------
 Total distributions                                                                            $   (3.07)       $    (0.65)
---------------------------------------------------------------------------------------------------------------------------
 Redemption fee                                                                                 $    0.00(a)     $     0.00(a)
---------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net asset value                                                      $    4.57        $     5.10
---------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                                                  $   26.19        $    21.62
===========================================================================================================================
Total return*                                                                                       35.72%            34.78%
Ratio of net expenses to average net assets+                                                         2.74%             2.94%
Ratio of net investment income (loss) to average net assets+                                        (0.34)%            0.04%
Portfolio turnover rate                                                                                42%               69%
Net assets, end of period (in thousands)                                                        $  48,312        $   43,085
Ratios with no waiver of management fees and assumption of expenses by PIM and no reduction for fees paid indirectly:
 Net expenses                                                                                        2.74%             2.96%
 Net investment income (loss)                                                                       (0.34)%            0.02%
Ratios with waiver of management fees and assumption of expenses by PIM and reduction for fees paid indirectly:
 Net expenses                                                                                        2.71%             2.94%
 Net investment income (loss)                                                                       (0.31)%            0.04%
===========================================================================================================================

                                                                                              Year Ended
                                                                                               11/30/04
Class B
Net asset value, beginning of period                                                           $  13.46
-------------------------------------------------------------------------------------------------------
Increase (decrease) from investment operations:
 Net investment income (loss)                                                                  $  (0.01)
 Net realized and unrealized gain (loss) on investments and foreign currency transactions          3.07
-------------------------------------------------------------------------------------------------------
  Net increase (decrease) from investment operations                                           $   3.06
Distributions to shareowners:
 Net investment income                                                                         $     --
 Net realized gain                                                                                   --
-------------------------------------------------------------------------------------------------------
 Total distributions                                                                           $     --
-------------------------------------------------------------------------------------------------------
 Redemption fee                                                                                $     --
-------------------------------------------------------------------------------------------------------
Net increase (decrease) in net asset value                                                     $   3.06
-------------------------------------------------------------------------------------------------------
Net asset value, end of period                                                                 $  16.52
=======================================================================================================
Total return*                                                                                     22.73%
Ratio of net expenses to average net assets+                                                       2.89%
Ratio of net investment income (loss) to average net assets+                                      (0.10)%
Portfolio turnover rate                                                                              69%
Net assets, end of period (in thousands)                                                       $ 36,352
Ratios with no waiver of management fees and assumption of expenses by PIM and no reduction for fees paid indirectly:
 Net expenses                                                                                      2.95%
 Net investment income (loss)                                                                     (0.16)%
Ratios with waiver of management fees and assumption of expenses by PIM and reduction for fees paid indirectly:
 Net expenses                                                                                      2.89%
 Net investment income (loss)                                                                     (0.10)%
=======================================================================================================

(a)  Amount rounds to less than one cent per share.
* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period, and no sales charges. Total return would be reduced if sales charges were taken into account.
+    Ratios with no reduction for fees paid indirectly.

The accompanying notes are an integral part of these financial statements.

                 Pioneer Emerging Markets Fund | Annual Report | 11/30/08     31

                                                                                            Year Ended    Year Ended
                                                                                             11/30/08      11/30/07
Class C
Net asset value, beginning of period                                                         $   33.78     $  26.12
-------------------------------------------------------------------------------------------------------------------
Increase (decrease) from investment operations:
 Net investment income (loss)                                                                $    0.06     $  (0.17)
 Net realized and unrealized gain (loss) on investments and foreign currency transactions       (21.07)       11.98
-------------------------------------------------------------------------------------------------------------------
  Net increase (decrease) from investment operations                                         $  (21.01)    $  11.81
-------------------------------------------------------------------------------------------------------------------
Distributions to shareowners:
 Net investment income                                                                       $      --     $     --
 Net realized gain                                                                              ( 0.39)       (4.15)
-------------------------------------------------------------------------------------------------------------------
 Total distributions                                                                         $   (0.39)    $  (4.15)
-------------------------------------------------------------------------------------------------------------------
 Redemption fee                                                                              $      --     $     --
-------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net asset value                                                   $  (21.40)    $   7.66
-------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                                               $   12.38     $  33.78
===================================================================================================================
Total return*                                                                                   (62.21)%      45.94%
Ratio of net expenses to average net assets+                                                      2.65%        2.57%
Ratio of net investment income (loss) to average net assets+                                      0.20%       (0.59)%
Portfolio turnover rate                                                                             54%          45%
Net assets, end of period (in thousands)                                                     $  34,242     $ 99,966
Ratios with no waiver of management fees and assumption of expenses by PIM and no reduction for fees paid indirectly:
 Net expenses                                                                                     2.65%        2.57%
 Net investment income (loss)                                                                     0.20%       (0.59)%
Ratios with waiver of management fees by PIM and reduction for fees paid indirectly:
 Net expenses                                                                                     2.64%        2.56%
 Net investment income (loss)                                                                     0.21%       (0.58)%
===================================================================================================================

                                                                                            Year Ended     Year Ended
                                                                                             11/30/06       11/30/05
Class C
Net asset value, beginning of period                                                         $  21.58       $   16.47
---------------------------------------------------------------------------------------------------------------------
Increase (decrease) from investment operations:
 Net investment income (loss)                                                                $  (0.06)      $    0.02
 Net realized and unrealized gain (loss) on investments and foreign currency transactions        7.69            5.74
---------------------------------------------------------------------------------------------------------------------
  Net increase (decrease) from investment operations                                         $   7.63       $    5.76
---------------------------------------------------------------------------------------------------------------------
Distributions to shareowners:
 Net investment income                                                                       $  (0.02)      $      --
 Net realized gain                                                                              (3.07)          (0.65)
---------------------------------------------------------------------------------------------------------------------
 Total distributions                                                                         $  (3.09)      $   (0.65)
---------------------------------------------------------------------------------------------------------------------
 Redemption fee                                                                              $     --       $    0.00(a)
---------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net asset value                                                   $   4.54       $    5.11
---------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                                               $  26.12       $   21.58
=====================================================================================================================
Total return*                                                                                   35.75%          34.94%
Ratio of net expenses to average net assets+                                                     2.65%           2.80%
Ratio of net investment income (loss) to average net assets+                                    (0.27)%          0.15%
Portfolio turnover rate                                                                            42%             69%
Net assets, end of period (in thousands)                                                     $ 60,039       $  44,468
Ratios with no waiver of management fees and assumption of expenses by PIM and no reduction for fees paid indirectly:
 Net expenses                                                                                    2.65%           2.82%
 Net investment income (loss)                                                                   (0.27)%          0.13%
Ratios with waiver of management fees by PIM and reduction for fees paid indirectly:
 Net expenses                                                                                    2.64%           2.80%
 Net investment income (loss)                                                                   (0.26)%          0.15%
=====================================================================================================================

                                                                                             Year Ended
                                                                                              11/30/04
Class C
Net asset value, beginning of period                                                          $   13.39
-------------------------------------------------------------------------------------------------------
Increase (decrease) from investment operations:
 Net investment income (loss)                                                                 $    0.00(a)
 Net realized and unrealized gain (loss) on investments and foreign currency transactions          3.08
-------------------------------------------------------------------------------------------------------
  Net increase (decrease) from investment operations                                          $    3.08
-------------------------------------------------------------------------------------------------------
Distributions to shareowners:
 Net investment income                                                                        $      --
 Net realized gain                                                                                   --
-------------------------------------------------------------------------------------------------------
 Total distributions                                                                          $      --
-------------------------------------------------------------------------------------------------------
 Redemption fee                                                                               $      --
-------------------------------------------------------------------------------------------------------
Net increase (decrease) in net asset value                                                    $    3.08
-------------------------------------------------------------------------------------------------------
Net asset value, end of period                                                                $   16.47
=======================================================================================================
Total return*                                                                                     23.00%
Ratio of net expenses to average net assets+                                                       2.78%
Ratio of net investment income (loss) to average net assets+                                      (0.01)%
Portfolio turnover rate                                                                              69%
Net assets, end of period (in thousands)                                                      $  36,579
Ratios with no waiver of management fees and assumption of expenses by PIM and no reduction for fees paid indirectly:
 Net expenses                                                                                      2.86%
 Net investment income (loss)                                                                     (0.08)%
Ratios with waiver of management fees by PIM and reduction for fees paid indirectly:
 Net expenses                                                                                      2.78%
 Net investment income (loss)                                                                     (0.01)%
=======================================================================================================

(a)  Amount rounds to less than one cent per share.
* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period, and no sales charges. Total return would be reduced if sales charges were taken into account.
+    Ratios with no reduction for fees paid indirectly.

The accompanying notes are an integral part of these financial statements.

32    Pioneer Emerging Markets Fund | Annual Report | 11/30/08

                                                                                           Year Ended    Year Ended
                                                                                            11/30/08      11/30/07
Class R
Net asset value, beginning of period                                                        $   37.32     $  28.52
------------------------------------------------------------------------------------------------------------------
Increase (decrease) from investment operations:
 Net investment income                                                                      $    0.16     $   0.09
 Net realized and unrealized gain on investments and foreign currency transactions             (23.29)       13.00
------------------------------------------------------------------------------------------------------------------
  Net increase (decrease) from investment operations                                        $  (23.13)    $  13.09
Distributions to shareowners:
 Net investment income                                                                      $      --     $  (0.14)
 Net realized gain                                                                             ( 0.39)       (4.15)
------------------------------------------------------------------------------------------------------------------
 Total distributions                                                                        $   (0.39)    $  (4.29)
------------------------------------------------------------------------------------------------------------------
 Redemption fee                                                                             $      --     $     --
------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net asset value                                                  $  (23.52)    $   8.80
------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                                              $   13.80     $  37.32
==================================================================================================================
Total return*                                                                                  (61.99)%      46.75%
Ratio of net expenses to average net assets+                                                     2.13%        2.06%
Ratio of net investment income (loss) to average net assets+                                     0.78%       (0.26)%
Portfolio turnover rate                                                                            54%          45%
Net assets, end of period (in thousands)                                                    $  25,341     $ 26,316
Ratios with no waiver of management fees and assumption of expenses by PIM and no reduction for fees paid indirectly:
 Net expenses                                                                                    2.13%        2.06%
 Net investment income (loss)                                                                    0.78%       (0.26)%
Ratios with waiver of management fees by PIM and reduction for fees paid indirectly:
 Net expenses                                                                                    2.13%        2.06%
 Net investment income (loss)                                                                    0.78%       (0.26)%
==================================================================================================================

                                                                                            Year Ended   Year Ended   Year Ended
                                                                                             11/30/06     11/30/05     11/30/04
Class R
Net asset value, beginning of period                                                         $  23.37      $  17.72     $  14.51
--------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from investment operations:
 Net investment income                                                                       $   0.10      $   0.12     $   0.11
 Net realized and unrealized gain on investments and foreign currency transactions               8.26          6.18         3.25
--------------------------------------------------------------------------------------------------------------------------------
  Net increase (decrease) from investment operations                                         $   8.36      $   6.30     $   3.36
Distributions to shareowners:
 Net investment income                                                                       $  (0.14)     $     --     $  (0.15)
 Net realized gain                                                                              (3.07)        (0.65)          --
--------------------------------------------------------------------------------------------------------------------------------
 Total distributions                                                                         $  (3.21)     $  (0.65)    $  (0.15)
--------------------------------------------------------------------------------------------------------------------------------
 Redemption fee                                                                              $   0.00(a)   $     --     $     --
--------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net asset value                                                   $   5.15      $   6.30     $   3.21
--------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                                               $  28.52      $  23.37     $  17.72
================================================================================================================================
Total return*                                                                                   36.30%        35.53%       23.35%
Ratio of net expenses to average net assets+                                                     2.52%         2.37%        2.61%
Ratio of net investment income (loss) to average net assets+                                    (0.21)%        0.53%        0.13%
Portfolio turnover rate                                                                            42%           69%          69%
Net assets, end of period (in thousands)                                                     $  1,142      $    135     $     59
Ratios with no waiver of management fees and assumption of expenses by PIM and no reduction for fees paid indirectly:
 Net expenses                                                                                    2.26%         2.58%        2.70%
 Net investment income (loss)                                                                   (0.06)%        0.32%        0.04%
Ratios with waiver of management fees by PIM and reduction for fees paid indirectly:
 Net expenses                                                                                    2.51%         2.37%        2.61%
 Net investment income (loss)                                                                   (0.45)%        0.53%        0.13%
================================================================================================================================

(a)  Amount rounds to less than one cent per share.
* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period.
+    Ratios with no reduction for fees paid indirectly.

The accompanying notes are an integral part of these financial statements.

                 Pioneer Emerging Markets Fund | Annual Report | 11/30/08     33

                                                                                             Year Ended   Year Ended
                                                                                              11/30/08     11/30/07
Class Y
Net asset value, beginning of period                                                         $   41.10    $   30.95
-------------------------------------------------------------------------------------------------------------------
Increase (decrease) from investment operations:
 Net investment income                                                                       $    0.36    $    0.25
 Net realized and unrealized gain (loss) on investments and foreign currency transactions       (25.72)       14.26
-------------------------------------------------------------------------------------------------------------------
  Net increase (decrease) from investment operations                                         $  (25.36)   $   14.51
Distributions to shareowners:
 Net investment income                                                                       $      --    $   (0.21)
 Net realized gain                                                                               (0.39)       (4.15)
-------------------------------------------------------------------------------------------------------------------
 Total distributions                                                                         $   (0.39)   $   (4.36)
-------------------------------------------------------------------------------------------------------------------
 Redemption fee                                                                              $      --    $      --
-------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net asset value                                                   $  (25.75)   $   10.15
-------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                                               $   15.35    $   41.10
===================================================================================================================
Total return*                                                                                   (61.71)%      47.75%
Ratio of net expenses to average net assets+                                                      1.38%        1.32%
Ratio of net investment income to average net assets+                                             1.45%        0.68%
Portfolio turnover rate                                                                             54%          45%
Net assets, end of period (in thousands)                                                     $  37,445    $  70,870
Ratios with no waiver of management fees and assumption of expenses by PIM and no reduction for fees paid indirectly:
 Net expenses                                                                                     1.38%        1.32%
 Net investment income                                                                            1.45%        0.68%
Ratios with waiver of management fees by PIM and reduction for fees paid indirectly:
 Net expenses                                                                                     1.38%        1.32%
 Net investment income                                                                            1.45%        0.68%
===================================================================================================================

                                                                                             Year Ended       Year Ended
                                                                                              11/30/06         11/30/05
Class Y
Net asset value, beginning of period                                                          $   25.04        $   18.78
------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from investment operations:
 Net investment income                                                                        $    0.34        $    0.16
 Net realized and unrealized gain (loss) on investments and foreign currency transactions          8.92             6.75
------------------------------------------------------------------------------------------------------------------------
  Net increase (decrease) from investment operations                                          $    9.26        $    6.91
Distributions to shareowners:
 Net investment income                                                                        $   (0.28)       $      --
 Net realized gain                                                                                (3.07)           (0.65)
------------------------------------------------------------------------------------------------------------------------
 Total distributions                                                                          $   (3.35)       $   (0.65)
------------------------------------------------------------------------------------------------------------------------
 Redemption fee                                                                               $    0.00(a)     $    0.00(a)
------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net asset value                                                    $    5.91        $    6.26
------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                                                $   30.95        $   25.04
========================================================================================================================
Total return*                                                                                     37.60%           36.77%
Ratio of net expenses to average net assets+                                                       1.33%            1.40%
Ratio of net investment income to average net assets+                                              1.02%            1.66%
Portfolio turnover rate                                                                              42%              69%
Net assets, end of period (in thousands)                                                      $  47,573        $  23,273
Ratios with no waiver of management fees and assumption of expenses by PIM and no reduction for fees paid indirectly:
 Net expenses                                                                                      1.33%            1.40%
 Net investment income                                                                             1.02%            1.66%
Ratios with waiver of management fees by PIM and reduction for fees paid indirectly:
 Net expenses                                                                                      1.33%            1.40%
 Net investment income                                                                             1.02%            1.66%
========================================================================================================================

                                                                                            Year Ended
                                                                                             11/30/04
Class Y
Net asset value, beginning of period                                                         $  15.19
-----------------------------------------------------------------------------------------------------
Increase (decrease) from investment operations:
 Net investment income                                                                       $   0.28
 Net realized and unrealized gain (loss) on investments and foreign currency transactions        3.47
-----------------------------------------------------------------------------------------------------
  Net increase (decrease) from investment operations                                         $   3.75
Distributions to shareowners:
 Net investment income                                                                       $  (0.16)
 Net realized gain                                                                                 --
-----------------------------------------------------------------------------------------------------
 Total distributions                                                                         $  (0.16)
-----------------------------------------------------------------------------------------------------
 Redemption fee                                                                              $     --
-----------------------------------------------------------------------------------------------------
Net increase (decrease) in net asset value                                                   $   3.59
-----------------------------------------------------------------------------------------------------
Net asset value, end of period                                                               $  18.78
=====================================================================================================
Total return*                                                                                   24.86%
Ratio of net expenses to average net assets+                                                     1.30%
Ratio of net investment income to average net assets+                                            1.46%
Portfolio turnover rate                                                                            69%
Net assets, end of period (in thousands)                                                     $ 54,440
Ratios with no waiver of management fees and assumption of expenses by PIM and no reduction for fees paid indirectly:
 Net expenses                                                                                    1.37%
 Net investment income                                                                           1.39%
Ratios with waiver of management fees by PIM and reduction for fees paid indirectly:
 Net expenses                                                                                    1.30%
 Net investment income                                                                           1.46%
=====================================================================================================

(a)  Amount rounds to less than one cent per share.
* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period.
+    Ratios with no reduction for fees paid indirectly.

The accompanying notes are an integral part of these financial statements.

34    Pioneer Emerging Markets Fund | Annual Report | 11/30/08

Notes to Financial Statements | 11/30/08

1.   Organization and Significant Accounting Policies

Pioneer Emerging Markets Fund (the Fund) is a Delaware statutory trust registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. The investment objective of the Fund is long-term growth of capital.

The Fund offers five classes of shares -- Class A, Class B, Class C, Class R, and Class Y shares. Each class of shares represents an interest in the same portfolio of investments of the Fund and has identical rights (based on relative net asset values) to voting, redemptions, dividends and liquidation proceeds. The Amended and Restated Declaration of Trust of the Fund gives the Board the flexibility to specify either per share voting or dollar-weighted voting when submitting matters for shareholder approval. Under per share voting, each share of a class of the Fund is entitled to one vote. Under dollar-weighted voting, a shareholder's voting power is determined not by the number of shares owned, but by the dollar value of the shares on the record date. Each class of shares can bear different transfer agent and distribution fees. Class A, Class B, Class C and Class R shareowners have exclusive voting rights with respect to the distribution plan for Class A, Class B, Class C and Class R shares. There is no distribution plan for Class Y shares. Class B shares convert to Class A shares approximately eight years after the date of purchase.

The Fund's financial statements have been prepared in conformity with U.S. generally accepted accounting principles that require the management of the Fund to, among other things, make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income, expenses and gains and losses on investments during the reporting year. Actual results could differ from those estimates.

The Fund's investments in emerging markets or countries with limited or developing markets may subject the Fund to a greater degree of risk than in a developed market. Risks associated with these developing markets include political, social or economic factors and may affect the price of the Fund's investments and income generated by these investments, as well as the Fund's ability to repatriate such amounts. At times, the Fund's investments may represent industries or industry sectors that are interrelated or have common risks, making it more susceptible to any economic, political or regulatory developments or other risks affecting those industries and sectors. The Fund's prospectuses contain unaudited information regarding the Fund's principal risks. Please refer to those documents when considering the Fund's risks.


                  Pioneer Emerging Markets Fund | Annual Report | 11/30/08    35

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements, which are consistent with those policies generally accepted in the investment company industry:

A.   Security Valuation

     Security transactions are recorded as of trade date. The net asset value of the Fund is computed once daily, on each day the New York Stock Exchange
     (NYSE) is open, as of the close of regular trading on the NYSE. In computing the net asset value, securities are valued using the last sale price on the principal exchange where they are traded. Securities that have not traded on the date of valuation, or securities for which sale prices are not generally reported, are valued using the mean between the last bid and asked prices. Securities for which market prices and/or quotations are not readily available are valued using fair value methods pursuant to procedures adopted by the Board of Trustees ("management appraised"). At November 30, 2008, there were no securities that were management appraised.

     The Fund invests primarily in securities of non-U.S. issuers. The principal exchanges and markets for such securities have closing times prior to the close of the NYSE. However, the value of these securities may be influenced by changes in global markets occurring after the closing times of the local exchanges and markets up to the time the Fund determines its net asset value. Consequently, the Board of Trustees of the Fund has determined that the use of daily fair valuations as provided by a pricing service is appropriate for the Fund. The Fund may also take into consideration other significant events in determining the fair value of these securities. Thus, the Fund's securities valuations may differ from prices reported by the various local exchanges and markets. Temporary cash investments are valued at cost which approximates market value.

     Dividend income is recorded on the ex-dividend date, except that certain dividends from foreign securities where the ex-dividend date may have passed are recorded as soon as the Fund becomes aware of the ex-dividend data in the exercise of reasonable diligence. Interest income is recorded on the accrual basis. Dividend and interest income are reported net of unrecoverable foreign taxes withheld at the applicable country rates.

     Gains and losses on sales of investments are calculated on the identified cost method for both financial reporting and federal income tax purposes.

B.   Foreign Currency Translation

     The books and records of the Fund are maintained in U.S. dollars. Amounts denominated in foreign currencies are translated into U.S. dollars using current exchange rates.


36    Pioneer Emerging Markets Fund | Annual Report | 11/30/08

     Net realized gains and losses on foreign currency transactions, if any, represent, among other things, the net realized gains and losses on foreign currency contracts, disposition of foreign currencies and the difference between the amount of income accrued and the U.S. dollars actually received. Further, the effects of changes in foreign currency exchange rates on investments are not segregated in the Statement of Operations from the effects of changes in market price of those securities but are included with the net realized and unrealized gain or loss on investments.

C.   Forward Foreign Currency Contracts

     The Fund may enter into forward foreign currency contracts (contracts) for the purchase or sale of a specific foreign currency at a fixed price on a future date as a hedge or cross-hedge against either specific investment transactions (settlement hedges) or portfolio positions (portfolio hedges). All contracts are marked to market daily at the applicable exchange rates, and any resulting unrealized gains or losses are recorded in the Fund's financial statements. The Fund records realized gains and losses at the time a portfolio hedge is offset by entry into a closing transaction or extinguished by delivery of the currency. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of the contract and from unanticipated movements in the value of foreign currencies relative to the U.S. dollar (see Note 6).

D.   Federal Income Taxes

     It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income and net realized capital gains, if any, to its shareowners. Therefore, no federal income tax provision is required. Tax years prior to 2004 are closed (not subject to examination by tax authorities) due to the expiration of statute of limitations; all other tax years are open.

     In addition to the requirements of the Internal Revenue Code, the Fund may also be required to pay local taxes on the recognition of capital gains and/or the repatriation of foreign currencies in certain countries. During the year ended November 30, 2008, the Fund paid no such taxes.

     The amounts and characterizations of distributions to shareowners for financial reporting purposes are determined in accordance with federal income tax rules. Therefore, the sources of the Fund's distributions may be shown in the accompanying financial statements as from or in excess of net investment income or as from net realized gain on investment transactions, or as from paid-in capital, depending on the type of book/tax differences that may exist.


                  Pioneer Emerging Markets Fund | Annual Report | 11/30/08    37

     At November 30, 2008, the Fund had a net capital loss carryforward of $10,298,524, which will expire in 2016 if not utilized.

     At November 30, 2008, the Fund has reclassified $2,164,427 to decrease undistributed net investment income, $3,085,588 to decrease accumulated net realized loss on investments and foreign currency transactions and $921,161 to decrease paid in capital to reflect permanent book/tax differences. The reclassification has no impact on the net asset value of the Fund and is designed to present the Fund's capital accounts on a tax basis.

     The Fund has elected to defer approximately $17,961,691 of capital losses recognized between November 1, 2008 and November 30, 2008 to its fiscal year ending November 30, 2009.

     The tax character of distributions paid during the years ended November 30, 2008 and November 30, 2007 was as follows:

                                      2008              2007
   Distributions paid from:
   Ordinary income              $       --       $ 3,041,924
   Long-term capital gain        7,978,798        73,466,115
------------------------------------------------------------
      Total                     $7,978,798       $76,508,039
============================================================

     The following shows the components of distributable earnings on a federal income tax basis at November 30, 2008:

                                                  2008
   Distributable earnings:
   Undistributed ordinary income        $    3,465,571
   Capital loss carryforward               (11,219,685)
   Post October loss deferred              (17,961,691)
   Unrealized depreciation                (206,376,351)
------------------------------------------------------
      Total                             $ (232,092,156)
======================================================

     The difference between book-basis and tax-basis unrealized depreciation is attributable to the tax deferral of losses on wash sales and the mark to market on forward currency contracts.

E.   Fund Shares

     The Fund records sales and repurchases of its shares as of trade date. Pioneer Funds Distributor, Inc. (PFD), the principal underwriter for the Fund and a wholly owned indirect subsidiary of UniCredit S.p.A. (UniCredit), earned $100,392 in underwriting commissions on the sale of Class A shares during the year ended November 30, 2008.


38    Pioneer Emerging Markets Fund | Annual Report | 11/30/08

F.   Class Allocations

     Income, common expenses and realized and unrealized gains and losses are calculated at the Fund level and allocated daily to each class of shares based on the respective percentage of adjusted net assets at the beginning of the day.

     Distribution fees are calculated based on the average daily net asset value attributable to Class A, Class B, Class C and Class R shares of the Fund, respectively (see Note 4). Class Y shares are not subject to a distribution fee plan. Shareowners of each class participate in all expenses and fees paid to the transfer agent, Pioneer Investment Management Shareholder Services, Inc. (PIMSS), for its services, which are allocated based on the number of accounts in each class and the ratable allocation of related out-of-pocket expenses (see Note 3).

     Distributions to shareowners are recorded as of the ex-dividend date. Distributions paid by the Fund with respect to each class of shares are calculated in the same manner and at the same time except that Class A, Class B, Class C, Class R and Class Y shares can bear different transfer agent and distribution expense rates.

G.   Securities Lending

     The Fund lends securities in its portfolio to certain broker-dealers or other institutional investors. When entering into a securities loan transaction, the Fund typically receives cash collateral from the borrower equal to at least the value of the securities loaned, which is invested in temporary cash investments. Credit Suisse, New York Branch, as the Fund's security lending agent, manages the Fund's securities lending collateral. The income earned on the investment of collateral is shared with the borrower and the lending agent in payment of any rebate due to the borrower with respect to the securities loan, and in compensation for the lending agent's services to the Fund. The Fund also continues to receive payments in lieu of dividends and interest on the securities loaned. Gain or loss on the fair value of the loaned securities that may occur during the term of the loan will be for the account of the Fund. The loans are secured by collateral which is required to be at least 102%, at all times, of the fair value of the securities loaned. The amount of the collateral is required to be adjusted daily to reflect any price fluctuation in the value of the loaned securities. The Fund has the right, under the lending agreement, to terminate the loan and recover the securities from the borrower with prior notice. The Fund will be required to return the cash collateral to the borrower and could suffer a loss if the value of the collateral, as invested, has declined.


                  Pioneer Emerging Markets Fund | Annual Report | 11/30/08    39

H.   Repurchase Agreements

     With respect to repurchase agreements entered into by the Fund, the value of the underlying securities (collateral), including accrued interest, is required to be at least equal to or in excess of the value of the repurchase agreement. The collateral for all repurchase agreements is held in safekeeping in the customer-only account of the Fund's custodian or subcustodians. The Fund's investment adviser, Pioneer Investment Management, Inc. (PIM), is responsible for determining that the value of the collateral remains at least equal to the repurchase price.

2.   Management Agreement

PIM, a wholly owned indirect subsidiary of UniCredit, manages the Fund's Portfolio. Management fees are calculated daily at an annual rate of 1.15% of the Fund's average daily net assets.

PIM has contractually agreed to limit ordinary operating expenses to the extent required to reduce Fund expenses to 1.95%, 2.85%, 2.85% and 2.20% of the average daily net assets attributable to Class A, Class B, Class C and Class R shares, respectively. Class Y shares do not have an expense limitation. These expense limitations are in effect through April 1, 2011 for Class A shares and through April 1, 2009 for Class B, Class C and Class R shares.

In addition, under the management and administration agreements, certain other services and costs, including accounting, regulatory reporting and insurance premiums, are paid by the Fund. Included in "Due to affiliates" reflected on the Statement of Assets and Liabilities is $37,370 in management fees, administrative costs and certain other fees payable to PIM at November 30, 2008.

3.   Transfer Agent

PIMSS, a wholly owned indirect subsidiary of UniCredit, provides substantially all transfer agent and shareowner services to the Fund at negotiated rates.

In addition, the Fund paid out-of-pocket expenses incurred by PIMSS related to shareholder activities such as proxy and statement mailings, outgoing phone calls and omnibus relation contracts. For the year ended November 30, 2008, out of pocket expenses were as follows:

   Shareholder Communications:
   Class A                            $392,145
   Class B                              35,392
   Class C                              73,968
   Class R                              74,931
   Class Y                               2,699
----------------------------------------------
     Total                            $579,135
==============================================

40    Pioneer Emerging Markets Fund | Annual Report | 11/30/08

Included in "Due to affiliates" reflected on the Statement of Assets and Liabilities is $147,938 in transfer agent fees and shareholder communications expense payable to PIMSS at November 30, 2008.

4.   Distribution and Service Plans

The Fund adopted a Distribution Plan pursuant to Rule 12b-1 of the Investment Company Act of 1940 with respect to its Class A, Class B, Class C and Class R shares. Pursuant to the Plan, the Fund pays PFD 0.25% of the average daily net assets attributable to Class A shares as compensation for personal services and/or account maintenance services or distribution services with regard to Class A shares. Pursuant to the Plan, the Fund pays PFD 1.00% of the average daily net assets attributable to Class B and Class C shares. The fee for Class B and Class C shares consists of a 0.25% service fee and a 0.75% distribution fee paid as compensation for personal services and/or account maintenance services or distribution services with regard to Class B and Class C shares. Pursuant to the Plan, the Fund pays PFD 0.50% of the average daily net assets attributable to Class R shares for distribution services. Prior to February 1, 2008, PFD was reimbursed under the Distribution Plan for distribution expenses in an amount of up to 0.25% of the average daily net assets attributable to Class A shares. Included in "Due to affiliates" reflected on the Statement of Assets and Liabilities is $11,720 in distribution fees payable to PFD at November 30, 2008.

The Fund also has adopted a separate service plan for Class R shares (Service
Plan). The Service Plan authorizes the Fund to pay securities dealers, plan administrators or other service organizations that agree to provide certain services to retirement plans or plan participants holdings shares of the Fund a service fee of up to 0.25% of the Fund's average daily net assets attributable to Class R shares held by such plans.

In addition, redemptions of each class of shares (except Class R and Class Y shares) may be subject to a contingent deferred sales charge (CDSC). A CDSC of 1.00% may be imposed on redemptions of certain net asset value purchases of Class A shares within 18 months of purchase. Class B shares that are redeemed within five years of purchase are subject to a CDSC at declining rates beginning at 4.00%, based on the lower of cost or market value of shares being redeemed. Redemptions of Class C shares within one year of purchase are subject to a CDSC of 1.00%, based on the lower of cost or market value of shares being redeemed. There is no CDSCs for class R or Class Y shares. Proceeds from the CDSCs are paid to PFD. For the year ended November 30, 2008, CDSCs in the amount of $104,909 were paid to PFD.


                  Pioneer Emerging Markets Fund | Annual Report | 11/30/08    41

5.   Commission Recapture and Expense Offset Arrangements

The Fund has entered into directed brokerage arrangements with brokers with whom PIM places trades on behalf of the Fund under which the brokers provide services to the Fund in addition to trade execution. These services may include payments of certain expenses on behalf of the Fund. However, for the year ended November 30, 2008, the Fund's expenses were not reduced under these arrangements. In addition, the Fund has entered into certain expense offset arrangements with PIMSS resulting in a reduction in the Fund's total expenses, due to interest earned on cash held by PIMSS. For the year ended November 30, 2008, the Fund's expenses were reduced by $29,011 under such arrangements.

6.   Forward Foreign Currency Contracts

At November 30, 2008, the Fund had entered into various contracts that obligate the Fund to deliver currencies at specified future dates. At the maturity of a contract, the Fund must make delivery of the foreign currency. Alternatively, prior to the settlement date of a portfolio hedge, the Fund may close out such contracts by entering into an offsetting hedge contract. At November 30, 2008, the Fund had no outstanding portfolio hedges. The Fund's gross forward currency settlement contracts receivable and payable were $1,216,555 and $1,209,771, respectively, resulting in a net receivable of $6,784.

7.   Line of Credit

The Fund, along with certain other funds in the Pioneer Family of Funds (the Funds), collectively participates in a $200 million committed, unsecured revolving line of credit facility. Borrowings are used solely for temporary or emergency purposes. The Fund may borrow up to the lesser of $115 million or the limits set by its prospectus for borrowings. Interest on borrowings is payable at the Federal Funds Rate plus 1/2% on an annualized basis. The Funds pay an annual commitment fee for this facility. The commitment fee is allocated among such participating Funds based on their respective borrowing limits. For the year ended November 30, 2008, there were no borrowings under this agreement.

8.   New Pronouncement

In March 2008, Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities ("SFAS 161"), was issued and is effective for fiscal years beginning after November 15, 2008. SAFAS 161 requires enhanced disclosures about an entity's derivative and hedging activities. Management is currently evaluating the impact the adoption of SFAS 161 will have on the Fund's financial statement disclosures.


42    Pioneer Emerging Markets Fund | Annual Report | 11/30/08

Report of Independent Registered Public Accounting Firm

To the Board of Trustees and Shareowners of
Pioneer Emerging Markets Fund:
--------------------------------------------------------------------------------
We have audited the accompanying statement of assets and liabilities of Pioneer Emerging Markets Fund (the "Fund"), including the schedule of investments, as of November 30, 2008, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of November 30, 2008, by correspondence with the custodian and brokers or by other appropriate auditing procedures when replies from brokers were not received. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Pioneer Emerging Markets Fund at November 30, 2008, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.

                                                            /s/Ernst & Young LLP

Boston, Massachusetts
January 23, 2009

                  Pioneer Emerging Markets Fund | Annual Report | 11/30/08    43

ADDITIONAL INFORMATION (unaudited)

Results of Shareholder Meeting (unaudited)

At a special meeting held on May 13, 2008, shareholders of the Fund were asked to consider the proposals described below. A report of the total votes cast by the Fund's shareholders follows:

                                                                                    Broker
                                  For               Withhold        Abstain         Non-Votes

 Proposal 1 -- To elect Trustees
  John F. Cogan, Jr.              12,655,833.330    294,535.515     17,393.679      0
  Daniel K. Kingsbury             12,658,757.546    291,611.299     17,393.679      0
  David R. Bock                   12,638,111.850    312,256.995     17,393.679      0
  Mary K. Bush                    12,612,048.307    338,320.537     17,393.679      0
  Benjamin M. Friedman            12,637,446.116    312,599.293     17,717.115      0
  Margaret B.W. Graham            12,692,347.331    258,021.514     17,393.679      0
  Thomas J. Perna                 12,655,530.522    294,838.323     17,393.679      0
  Marguerite A. Piret             12,730,158.021    220,210.824     17,393.679      0
  Stephen K. West                 12,635,468.945    314,899.900     17,393.679      0
  John Winthrop                   12,655,833.330    294,535.515     17,393.679      0

                                                                                    Broker
                                  For               Against         Abstain         Non-Votes
 Proposal 2 -- To approve an
 amendment to the
 Declaration of Trust             8,911,010.451     638,032.330     238,096.744     3,180,623.000


                                                                                    Broker
                                  For               Against         Abstain         Non-Votes
 Proposal 3A -- To approve
 changes to the Fund's
 fundamental investment
 policy relating to borrowing     9,217,877.064     325,658.735     243,603.725     3,180,623.000
 Proposal 3B -- To approve
 changes to the Fund's
 fundamental investment
 policy relating to
 underwriting                     9,220,807.372     319,202.002     247,130.150     3,180,623.000
 Proposal 3C -- To approve
 changes to the Fund's
 fundamental investment
 policy relating to lending       9,221,218.110     335,881.239     230,040.176     3,180,623.000
 Proposal 3D -- To approve
 changes to the Fund's
 fundamental investment
 policy relating to senior
 securities                       9,259,127.780     315,808.462     212,203.282     3,180,623.000
 Proposal 3E -- To approve
 changes to the Fund's
 fundamental investment
 policy relating to real estate   9,139,237.130     344,953.316     302,949.078     3,180,623.000

44    Pioneer Emerging Markets Fund | Annual Report | 11/30/08

                                                                                    Broker
                                  For               Against         Abstain         Non-Votes
 Proposal 3F -- To approve
 changes to the Fund's
 fundamental investment
 policy relating to
 commodities                      9,124,252.985     357,235.721     305,650.818     3,180,623.000
 Proposal 3G -- To approve
 changes to the Fund's
 fundamental investment
 policy relating to
 concentration                    9,236,791.922     316,833.407     233,514.196     3,180,623.000
 Proposal 3H -- To approve
 changes to the Fund's
 fundamental investment
 policy relating to
 diversification                  9,228,872.846     318,928.195     239,338.483     3,180,623.000
 Proposal 3I -- To approve
 the conversion of the Fund's
 investment objective from
 fundamental to non-
 fundamental                      8,817,914.042     737,193.678     232,031.803     3,180,623.000
 Proposal 3O -- To approve
 changes to the Fund's
 fundamental investment
 policy relating to pledging or
 guaranteeing assets              9,220,332.614     341,478.269     219,566.641     3,186,385.000


                                                                                    Broker
                                  For               Against         Abstain         Non-Votes
 Proposal 4 -- To approve an
 Amended and Restated
 Management Agreement
 with PIM                         9,239,756.430     332,174.244     215,208.850     3,180,623.000


                                                                                    Broker
                                  For               Against         Abstain         Non-Votes
 Proposal 5 -- To approve a
 policy allowing the
 appointment of unaffiliated
 sub-advisers and
 amendments to sub-
 advisory agreements without
 shareholder approval             8,910,761.962     657,680.997     218,696.565     3,180,623.000


                  Pioneer Emerging Markets Fund | Annual Report | 11/30/08    45

Trustees, Officers and Service Providers

Investment Adviser
Pioneer Investment Management, Inc.


Custodian
Brown Brothers Harriman & Co.


Independent Registered Public Accounting Firm
Ernst & Young LLP


Principal Underwriter
Pioneer Funds Distributor, Inc.


Legal Counsel
Bingham McCutchen LLP


Shareowner Services and Transfer Agent
Pioneer Investment Management Shareholder Services, Inc.

Proxy Voting Policies and Procedures of the Fund are available without charge, upon request, by calling our toll free number (1-800-225-6292). Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is publicly available to shareowners at www.pioneerinvestments.com. This information is also available on the Securities and Exchange Commission's web site at http://www.sec.gov.

Trustees and Officers

The Board of Trustees provides broad supervision over the fund's affairs. The officers of the fund are responsible for the fund's operations. The Trustees and officers are listed below, together with their principal occupations during the past five years. Trustees who are interested persons of the fund within the meaning of the 1940 Act are referred to as Interested Trustees. Trustees who are not interested persons of the fund are referred to as Independent Trustees. Each of the Trustees serves as a Trustee of each of the 76 U.S. registered investment portfolios for which Pioneer serves as investment adviser (the "Pioneer Funds"). The address for all Trustees and all officers of the fund is 60 State Street, Boston, Massachusetts 02109.


46    Pioneer Emerging Markets Fund | Annual Report | 11/30/08

Interested Trustees

--------------------------------------------------------------------------------
                            Position Held            Length of Service
Name and Age                with the Fund            and Term of Office
--------------------------------------------------------------------------------
John F. Cogan, Jr. (82)*    Chairman of the Board,   Trustee since 1994.
                            Trustee and President    Serves until a successor
                                                     trustee is elected or
                                                     earlier retirement or
                                                     removal.
--------------------------------------------------------------------------------
Daniel K. Kingsbury (50)*   Trustee and Executive    Trustee since 2007.
                            Vice President           Serves until a successor
                                                     trustee is elected or
                                                     earlier retirement or
                                                     removal.
--------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------
                                                                                                 Other Directorships
Name and Age                Principal Occupation During Past Five Years                          Held by this Trustee
---------------------------------------------------------------------------------------------------------------------
John F. Cogan, Jr. (82)*    Deputy Chairman and a Director of Pioneer Global Asset Man-          None
                            agement S.p.A. ("PGAM"); Non-Executive Chairman and a Direc-
                            tor of Pioneer Investment Management USA Inc. ("PIM-USA");
                            Chairman and a Director of Pioneer; Chairman and Director of
                            Pioneer Institutional Asset Management, Inc. (since 2006);
                            Director of Pioneer Alternative Investment Management Limited
                            (Dublin); President and a Director of Pioneer Alternative Invest-
                            ment Management (Bermuda) Limited and affiliated funds;
                            Director of PIOGLOBAL Real Estate Investment Fund (Russia)
                            (until June 2006); Director of Nano-C, Inc. (since 2003); Director of Cole Management Inc. (since 2004); Director of Fiduciary
                            Counseling, Inc.; President and Director of Pioneer Funds
                            Distributor, Inc. ("PFD") (until May 2006); President of all of the
                            Pioneer Funds; and Of Counsel, Wilmer Cutler Pickering Hale
                            and Dorr LLP
---------------------------------------------------------------------------------------------------------------------
Daniel K. Kingsbury (50)*   Director, CEO and President of Pioneer Investment Management         None
                            USA Inc. (since February 2007); Director and President of
                            Pioneer Investment Management, Inc. and Pioneer Institutional
                            Asset Management, Inc. (since February 2007); Executive Vice
                            President of all of the Pioneer Funds (since March 2007);
                            Director of Pioneer Global Asset Management S.p.A. (since
                            April 2007); Head of New Markets Division, Pioneer Global Asset
                            Management S.p.A. (2000 - 2007)
---------------------------------------------------------------------------------------------------------------------

* Mr. Cogan and Mr. Kingsbury are Interested Trustees because they are officers or directors of the fund's investment adviser and certain of its affiliates.

                   Pioneer Emerging Markets Fund | Annual Report | 11/30/08  47

Independent Trustees

--------------------------------------------------------------------------------
                     Position Held    Length of Service
Name and Age         with the Fund    and Term of Office
--------------------------------------------------------------------------------
David R. Bock (65)   Trustee          Trustee since 2005.
                                      Serves until a successor trustee is
                                      elected or earlier retirement or removal.
--------------------------------------------------------------------------------
Mary K. Bush (60)    Trustee          Trustee since 1997.
                                      Serves until a successor trustee is
                                      elected or earlier retirement or removal.
--------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------
                                                                                          Other Directorships
Name and Age         Principal Occupation During Past Five Years                          Held by this Trustee
------------------------------------------------------------------------------------------------------------------------
David R. Bock (65)   Executive Vice President and Chief Financial Officer, I-trax, Inc.   Director of Enterprise Com-
                     (publicly traded health care services company) (2004 - 2007);        munity Investment, Inc.
                     Partner, Federal City Capital Advisors (boutique merchant bank)      (privately-held affordable
                     (1997 to 2004 and 2008 - present); and Executive Vice Presi-         housing finance company);
                     dent and Chief Financial Officer, Pedestal Inc. (internet-based      and Director of New York
                     mortgage trading company) (2000 - 2002)                              Mortgage Trust (publicly
                                                                                          traded mortgage REIT)
------------------------------------------------------------------------------------------------------------------------
Mary K. Bush (60)    President, Bush International, LLC (international financial          Director of Marriott Interna-
                     advisory firm)                                                       tional, Inc., Director of Dis-
                                                                                          cover Financial Services
                                                                                          (credit card issuer and elec-
                                                                                          tronic payment services);
                                                                                          Director of Briggs & Stratton
                                                                                          Co. (engine manufacturer);
                                                                                          Director of UAL Corporation
                                                                                          (airline holding company)
                                                                                          Director of Mantech Interna-
                                                                                          tional Corporation (national
                                                                                          security, defense, and
                                                                                          intelligence technology
                                                                                          firm); and Member, Board of
                                                                                          Governors, Investment
                                                                                          Company Institute
------------------------------------------------------------------------------------------------------------------------

48  Pioneer Emerging Markets Fund | Annual Report | 11/30/08

--------------------------------------------------------------------------------
                            Position Held   Length of Service
Name and Age                with the Fund   and Term of Office
--------------------------------------------------------------------------------
Benjamin M. Friedman (64)   Trustee         Trustee since 2008.
                                            Serves until a successor trustee is
                                            elected or earlier retirement or
                                            removal.
--------------------------------------------------------------------------------
Margaret B.W. Graham (61)   Trustee         Trustee since 1994.
                                            Serves until a successor trustee is
                                            elected or earlier retirement or
                                            removal.
--------------------------------------------------------------------------------
Thomas J. Perna (58)        Trustee         Trustee since 2006.
                                            Serves until a successor trustee is
                                            elected or earlier retirement or
                                            removal.
--------------------------------------------------------------------------------
Marguerite A. Piret (60)    Trustee         Trustee since 1994.
                                            Serves until a successor trustee is
                                            elected or earlier retirement or
                                            removal.
--------------------------------------------------------------------------------
Stephen K. West (80)        Trustee         Trustee since 1994.
                                            Serves until a successor trustee is
                                            elected or earlier retirement or
                                            removal.
--------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------
                                                                                                Other Directorships
Name and Age                Principal Occupation During Past Five Years                         Held by this Trustee
------------------------------------------------------------------------------------------------------------------------------
Benjamin M. Friedman (64)   Professor, Harvard University                                       Trustee, Mellon Institutional
                                                                                                Funds Investment Trust and
                                                                                                Mellon Institutional Funds
                                                                                                Master Portfolio (oversees 17
                                                                                                portfolios in fund complex)
------------------------------------------------------------------------------------------------------------------------------
Margaret B.W. Graham (61)   Founding Director, Vice-President and Corporate Secretary, The      None
                            Winthrop Group, Inc. (consulting firm); and Desautels Faculty of
                            Management, McGill University
------------------------------------------------------------------------------------------------------------------------------
Thomas J. Perna (58)        Chief Executive Officer, Quadriserv, Inc. (2008 - present) (tech-   None
                            nology products for securities lending industry);
                            Private investor (2004 - 2008); and Senior Executive
                            Vice President, The Bank of New York (financial and
                            securities services) (1986 - 2004)
------------------------------------------------------------------------------------------------------------------------------
Marguerite A. Piret (60)    President and Chief Executive Officer, Newbury, Piret & Company,    Director of New America
                            Inc. (investment banking firm)                                      High Income Fund, Inc.
                                                                                                (closed-end investment
                                                                                                company)
------------------------------------------------------------------------------------------------------------------------------
Stephen K. West (80)        Senior Counsel, Sullivan & Cromwell LLP (law firm)                  Director, The Swiss Helvetia
                                                                                                Fund, Inc. (closed-end
                                                                                                investment company)
------------------------------------------------------------------------------------------------------------------------------


                 Pioneer Emerging Markets Fund | Annual Report | 11/30/08     49

Fund Officers

------------------------------------------------------------------------
                             Position Held         Length of Service
Name and Age                 with the Fund         and Term of Office
------------------------------------------------------------------------
Dorothy E. Bourassa (60)     Secretary             Since 2003. Serves at
                                                   the discretion of the
                                                   Board
------------------------------------------------------------------------
Christopher J. Kelley (44)   Assistant Secretary   Since 2003. Serves at
                                                   the discretion of the
                                                   Board
------------------------------------------------------------------------
Mark E. Bradley (48)         Treasurer             Since 2008. Serves at
                                                   the discretion of the
                                                   Board
------------------------------------------------------------------------
Luis I. Presutti (43)        Assistant Treasurer   Since 2000. Serves at
                                                   the discretion of the
                                                   Board
------------------------------------------------------------------------
Gary Sullivan (50)           Assistant Treasurer   Since 2002. Serves at
                                                   the discretion of the
                                                   Board
------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------
                                                                                                 Other Directorships
Name and Age                 Principal Occupation During Past Five Years                         Held by this Officer
---------------------------------------------------------------------------------------------------------------------
Dorothy E. Bourassa (60)     Secretary of PIM-USA; Senior Vice President -- Legal of Pioneer;    None
                             Secretary/Clerk of most of PIM-USA's subsidiaries;
                             and Secretary of all of the Pioneer Funds since
                             September 2003 (Assistant Secretary from November
                             2000 to September 2003)
---------------------------------------------------------------------------------------------------------------------
Christopher J. Kelley (44)   Associate General Counsel of Pioneer since January 2008             None
                             and Assistant Secretary of all of the Pioneer Funds since
                             September 2003; Vice President and Senior Counsel of Pioneer
                             from July 2002 to December 2007
---------------------------------------------------------------------------------------------------------------------
Mark E. Bradley (48)         Vice President -- Fund Accounting, Administration and Controller-   None
                             ship Services of Pioneer; and Treasurer of all of
                             the Pioneer Funds since March 2008; Deputy
                             Treasurer of Pioneer from March 2004 to February
                             2008; Assistant Treasurer of all of the Pioneer
                             Funds from March 2004 to February 2008; and
                             Treasurer and Senior Vice President, CDC IXIS Asset
                             Management Services
                             from 2002 to 2003
---------------------------------------------------------------------------------------------------------------------
Luis I. Presutti (43)        Assistant Vice President -- Fund Accounting, Administration and     None
                             Controllership Services of Pioneer; and Assistant Treasurer of all
                             of the Pioneer Funds
---------------------------------------------------------------------------------------------------------------------
Gary Sullivan (50)           Fund Accounting Manager -- Fund Accounting, Administration          None
                             and Controllership Services of Pioneer; and Assistant Treasurer of
                             all of the Pioneer Funds
---------------------------------------------------------------------------------------------------------------------

50  Pioneer Emerging Markets Fund | Annual Report | 11/30/08

-------------------------------------------------------------------------
                              Position Held         Length of Service
Name and Age                  with the Fund         and Term of Office
-------------------------------------------------------------------------
Katherine Kim Sullivan (35)   Assistant Treasurer   Since 2003. Serves at
                                                    the discretion of the
                                                    Board
-------------------------------------------------------------------------
Teri W. Anderholm (49)        Chief Compliance      Since 2007. Serves at
                              Officer               the discretion of the
                                                    Board
-------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------
                                                                                               Other Directorships
Name and Age                  Principal Occupation During Past Five Years                      Held by this Officer
-------------------------------------------------------------------------------------------------------------------
Katherine Kim Sullivan (35)   Fund Administration Manager -- Fund Accounting, Administration   None
                              and Controllership Services since June 2003 and Assistant Trea-
                              surer of all of the Pioneer Funds since September 2003; Assis-
                              tant Vice President -- Mutual Fund Operations of State Street
                              Corporation from June 2002 to June 2003 (formerly Deutsche Bank
                              Asset Management)
-------------------------------------------------------------------------------------------------------------------
Teri W. Anderholm (49)        Chief Compliance Officer of Pioneer since December 2006 and of   None
                              all the Pioneer Funds since January 2007; Vice President and
                              Compliance Officer, MFS Investment Management (August 2005
                              to December 2006); Consultant, Fidelity Investments (February
                              2005 to July 2005); Independent Consultant (July 1997 to
                              February 2005)
-------------------------------------------------------------------------------------------------------------------


                    Pioneer Emerging Markets Fund | Annual Report | 11/30/08  51

                            This page for your notes.

52    Pioneer Emerging Markets Fund | Annual Report | 11/30/08

How to Contact Pioneer

We are pleased to offer a variety of convenient ways for you to contact us for assistance or information.


Call us for:
--------------------------------------------------------------------------------
Account Information, including existing accounts,
new accounts, prospectuses, applications
and service forms                                               1-800-225-6292

FactFone(SM) for automated fund yields, prices,
account information and transactions                            1-800-225-4321

Retirement plans information                                    1-800-622-0176

Telecommunications Device for the Deaf (TDD)                    1-800-225-1997


Write to us:
--------------------------------------------------------------------------------
PIMSS, Inc.
P.O. Box 55014
Boston, Massachusetts 02205-5014


Our toll-free fax                                               1-800-225-4240


Our internet e-mail address                 ask.pioneer@pioneerinvestments.com
(for general questions about Pioneer only)


Visit our web site: www.pioneerinvestments.com



This report must be preceded or accompanied by a prospectus.

The Fund files a complete statement of investments with the Securities and Exchange Commission for the first and third quarters for each fiscal year on Form N-Q. Shareholders may view the filed Form N-Q by visiting the Commission's web site at http://www.sec.gov. The filed form may also be viewed and copied at the Commission's Public Reference Room in Washington, DC. Information regarding the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330.



ITEM 2. CODE OF ETHICS.

(a) Disclose whether, as of the end of the period covered by the report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. If the registrant has not adopted such a code of ethics, explain why it has not done so.

The registrant has adopted, as of the end of the period covered by this report, a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer and controller.

(b) For purposes of this Item, the term "code of ethics" means written standards that are reasonably designed to deter wrongdoing and to promote:

        (1) Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;

        (2) Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;

        (3) Compliance with applicable governmental laws, rules, and regulations;

        (4) The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and

        (5) Accountability for adherence to the code.

(c) The registrant must briefly describe the nature of any amendment, during the period covered by the report, to a provision of its code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item. The registrant must file a copy of any such amendment as an exhibit pursuant to Item 10(a), unless the registrant has elected to satisfy paragraph (f) of this Item by posting its code of ethics on its website pursuant to paragraph (f)(2) of this Item, or by undertaking to provide its code of ethics to any person without charge, upon request, pursuant to paragraph (f)(3) of this Item.

The registrant has made no amendments to the code of ethics during the period covered by this report.

(d) If the registrant has, during the period covered by the report, granted a waiver, including an implicit waiver, from a provision of the code of ethics to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more of the items set forth in paragraph (b) of this Item, the registrant must briefly describe the nature of the waiver, the name of the person to whom the waiver was granted, and the date of the waiver.

Not applicable.

(e) If the registrant intends to satisfy the disclosure requirement under paragraph (c) or (d) of this Item regarding an amendment to, or a waiver from, a provision of its code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions and that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item by posting such information on its Internet website, disclose the registrant's Internet address and such intention.

Not applicable.

(f) The registrant must:

        (1) File with the Commission, pursuant to Item 10(a), a copy of its code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, as an exhibit to its annual report on this Form N-CSR;

        (2) Post the text of such code of ethics on its Internet website and disclose, in its most recent report on this Form N-CSR, its Internet address and the fact that it has posted such code of ethics on its Internet website; or

        (3) Undertake in its most recent report on this Form N-CSR to provide to any person without charge, upon request, a copy of such code of ethics and explain the manner in which such request may be made.
	See Item 10(2)

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

(a) (1) Disclose that the registrant's board of trustees has determined that the registrant either:

    (i) Has at least one audit committee financial expert serving on its audit committee; or

    (ii) Does not have an audit committee financial expert serving on its audit committee.

The registrant's Board of Trustees has determined that the registrant has at least one audit committee financial expert.

    (2) If the registrant provides the disclosure required by paragraph
(a)(1)(i) of this Item, it must disclose the name of the audit committee financial expert and whether that person is "independent." In order to be considered "independent" for purposes of this Item, a member of an audit committee may not, other than in his or her capacity as a member of the audit committee, the board of trustees, or any other board committee:

    (i) Accept directly or indirectly any consulting, advisory, or other compensatory fee from the issuer; or

    (ii) Be an "interested person" of the investment company as defined in
         Section 2(a)(19) of the Act (15 U.S.C. 80a-2(a)(19)).

Ms. Marguerite A. Piret, an independent trustee, is such an audit committee financial expert.

    (3) If the registrant provides the disclosure required by paragraph (a)(1)
(ii) of this Item, it must explain why it does not have an audit committee financial expert.

Not applicable.


ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) Disclose, under the caption AUDIT FEES, the aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.

Audit Fees
Fees for audit services provided to the Fund, including fees associated with the filings of its Form N-1A, totaled approximately $40,100 in 2008 and approximately $37,450 in 2007.

(b) Disclose, under the caption AUDIT-RELATED FEES, the aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.


Audit-Related Fees
There were no audit-related services in 2008 or 2007.

(c) Disclose, under the caption TAX FEES, the aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

Tax Fees
Fees for tax compliance services, primarily for tax returns, totaled $8,290 in 2008 and $7,820 in 2007.


(d) Disclose, under the caption ALL OTHER FEES, the aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through
(c) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

Other Fees
There were no other services provided to the Fund during the fiscal years ended November 30, 2008 and 2007.


(e) (1) Disclose the audit committee's pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

 PIONEER FUNDS
            APPROVAL OF AUDIT, AUDIT-RELATED, TAX AND OTHER SERVICES
                       PROVIDED BY THE INDEPENDENT AUDITOR

                  SECTION I - POLICY PURPOSE AND APPLICABILITY

The Pioneer Funds recognize the importance of maintaining the independence of their outside auditors. Maintaining independence is a shared responsibility involving Pioneer Investment Management, Inc ("PIM"), the audit committee and the independent auditors.

The Funds recognize that a Fund's independent auditors: 1) possess knowledge of the Funds, 2) are able to incorporate certain services into the scope of the audit, thereby avoiding redundant work, cost and disruption of Fund personnel and processes, and 3) have expertise that has value to the Funds. As a result, there are situations where it is desirable to use the Fund's independent auditors for services in addition to the annual audit and where the potential for conflicts of interests are minimal. Consequently, this policy, which is intended to comply with Rule 210.2-01(C)(7), sets forth guidelines and procedures to be followed by the Funds when retaining the independent audit firm to perform audit, audit-related tax and other services under those circumstances, while also maintaining independence.

Approval of a service in accordance with this policy for a Fund shall also constitute approval for any other Fund whose pre-approval is required pursuant to Rule 210.2-01(c)(7)(ii).

In addition to the procedures set forth in this policy, any non-audit services that may be provided consistently with Rule 210.2-01 may be approved by the Audit Committee itself and any pre-approval that may be waived in accordance with Rule 210.2-01(c)(7)(i)(C) is hereby waived.

Selection of a Fund's independent auditors and their compensation shall be determined by the Audit Committee and shall not be subject to this policy.

                               SECTION II - POLICY

---------------- -------------------------------- -------------------------------------------------
SERVICE           SERVICE CATEGORY DESCRIPTION      SPECIFIC PRE-APPROVED SERVICE SUBCATEGORIES
CATEGORY
---------------- -------------------------------- -------------------------------------------------
I.  AUDIT        Services that are directly       o Accounting research assistance
SERVICES         related to performing the        o SEC consultation, registration
                 independent audit of the Funds     statements, and reporting
                                                  o Tax accrual related matters
                                                  o Implementation of new accounting
                                                    standards
                                                  o Compliance letters (e.g. rating agency
                                                    letters)
                                                  o Regulatory reviews and assistance
                                                    regarding financial matters
                                                  o Semi-annual reviews (if requested)
                                                  o Comfort letters for closed end
                                                    offerings
---------------- -------------------------------- -------------------------------------------------
II.              Services which are not           o AICPA attest and agreed-upon procedures
AUDIT-RELATED    prohibited under Rule            o Technology control assessments
SERVICES         210.2-01(C)(4) (the "Rule")      o Financial reporting control assessments
                 and are related extensions of    o Enterprise security architecture
                 the audit services support the     assessment
                 audit, or use the
                 knowledge/expertise gained
                 from the audit procedures as a
                 foundation to complete the
                 project.  In most cases, if
                 the Audit-Related Services are
                 not performed by the Audit
                 firm, the scope of the Audit
                 Services would likely
                 increase.  The Services are
                 typically well-defined and
                 governed by accounting
                 professional standards (AICPA,
                 SEC, etc.)
---------------- -------------------------------- -------------------------------------------------
 ------------------------------------- ------------------------------------
   AUDIT COMMITTEE APPROVAL POLICY               AUDIT COMMITTEE
                                                REPORTING POLICY
 ------------------------------------- ------------------------------------
 o "One-time" pre-approval             o A summary of all such
   for the audit period for all          services and related fees
   pre-approved specific service         reported at each regularly
   subcategories.  Approval of the       scheduled Audit Committee
   independent auditors as               meeting.
   auditors for a Fund shall
   constitute pre approval for
   these services.
 ------------------------------------- ------------------------------------
 o "One-time" pre-approval             o A summary of all such
   for the fund fiscal year within       services and related fees
   a specified dollar limit              (including comparison to
   for all pre-approved                  specified dollar limits)
   specific service subcategories        reported quarterly.

 o Specific approval is
   needed to exceed the
   pre-approved dollar limit for
   these services (see general
   Audit Committee approval policy
   below for details on obtaining
   specific approvals)

 o Specific approval is
   needed to use the Fund's
   auditors for Audit-Related
   Services not denoted as
   "pre-approved", or
   to add a specific service
   subcategory as "pre-approved"
 ------------------------------------- ------------------------------------

                     SECTION III - POLICY DETAIL, CONTINUED

----------------------- --------------------------- -----------------------------------------------
   SERVICE CATEGORY          SERVICE CATEGORY        SPECIFIC PRE-APPROVED SERVICE SUBCATEGORIES
                               DESCRIPTION
----------------------- --------------------------- -----------------------------------------------
III. TAX SERVICES       Services which are not      o Tax planning and support
                        prohibited by the Rule,     o Tax controversy assistance
                        if an officer of the Fund   o Tax compliance, tax returns, excise
                        determines that using the     tax returns and support
                        Fund's auditor to provide   o Tax opinions
                        these services creates
                        significant synergy in
                        the form of efficiency,
                        minimized disruption, or
                        the ability to maintain a
                        desired level of
                        confidentiality.
----------------------- --------------------------- -----------------------------------------------

------------------------------------- -------------------------
  AUDIT COMMITTEE APPROVAL POLICY         AUDIT COMMITTEE
                                          REPORTING POLICY
------------------------------------- -------------------------
------------------------------------- -------------------------
o "One-time" pre-approval             o A summary of
  for the fund fiscal  year             all such services and
  within a specified dollar limit       related fees
  				        (including comparison
  			                to specified dollar
  			                limits) reported
  			                quarterly.

o Specific approval is
  needed to exceed the
  pre-approved dollar limits for
  these services (see general
  Audit Committee approval policy
  below for details on obtaining
  specific approvals)

o Specific approval is
  needed to use the Fund's
  auditors for tax services not
  denoted as pre-approved, or to add a specific
  service subcategory as
  "pre-approved"
------------------------------------- -------------------------

                     SECTION III - POLICY DETAIL, CONTINUED

----------------------- --------------------------- -----------------------------------------------
   SERVICE CATEGORY          SERVICE CATEGORY        SPECIFIC PRE-APPROVED SERVICE SUBCATEGORIES
                               DESCRIPTION
----------------------- --------------------------- -----------------------------------------------
IV.  OTHER SERVICES     Services which are not      o Business Risk Management support
                        prohibited by the Rule,     o Other control and regulatory
A. SYNERGISTIC,         if an officer of the Fund     compliance projects
UNIQUE QUALIFICATIONS   determines that using the
                        Fund's auditor to provide
                        these services creates
                        significant synergy in
                        the form of efficiency,
                        minimized disruption,
                        the ability to maintain a
                        desired level of
                        confidentiality, or where
                        the Fund's auditors
                        posses unique or superior
                        qualifications to provide
                        these services, resulting
                        in superior value and
                        results for the Fund.
----------------------- --------------------------- -----------------------------------------------
--------------------------------------- ------------------------
    AUDIT COMMITTEE APPROVAL POLICY         AUDIT COMMITTEE
                                            REPORTING POLICY
------------------------------------- --------------------------
o "One-time" pre-approval             o A summary of
  for the fund fiscal year within       all such services and
  a specified dollar limit              related fees
  			               (including comparison
  			                to specified dollar
  				        limits) reported
                                        quarterly.
o Specific approval is
  needed to exceed the
  pre-approved dollar limits for
  these services (see general
  Audit Committee approval policy
  below for details on obtaining
  specific approvals)

o Specific approval is
  needed to use the Fund's
  auditors for "Synergistic" or
  "Unique Qualifications" Other
  Services not denoted as
  pre-approved to the left, or to
  add a specific service
  subcategory as "pre-approved"
------------------------------------- --------------------------

                     SECTION III - POLICY DETAIL, CONTINUED

----------------------- ------------------------- -----------------------------------------------
   SERVICE CATEGORY         SERVICE CATEGORY        SPECIFIC PROHIBITED SERVICE SUBCATEGORIES
                              DESCRIPTION
----------------------- ------------------------- -----------------------------------------------
PROHIBITED  SERVICES    Services which result     1. Bookkeeping or other services
                        in the auditors losing       related to the accounting records or
                        independence status          financial statements of the audit
                        under the Rule.              client*
                                                  2. Financial information systems design
                                                     and implementation*
                                                  3. Appraisal or valuation services,
                                                     fairness* opinions, or
                                                     contribution-in-kind reports
                                                  4. Actuarial services (i.e., setting
                                                     actuarial reserves versus actuarial
                                                     audit work)*
                                                  5. Internal audit outsourcing services*
                                                  6. Management functions or human
                                                     resources
                                                  7. Broker or dealer, investment
                                                     advisor, or investment banking services
                                                  8. Legal services and expert services
                                                     unrelated to the audit
                                                  9. Any other service that the Public
                                                     Company Accounting Oversight Board
                                                     determines, by regulation, is
                                                     impermissible
----------------------- ------------------------- -----------------------------------------------
------------------------------------------- ------------------------------
     AUDIT COMMITTEE APPROVAL POLICY               AUDIT COMMITTEE
                                                  REPORTING POLICY
------------------------------------------- ------------------------------
o These services are not to be              o A summary of all
  performed with the exception of the(*)      services and related
  services that may be permitted              fees reported at each
  if they would not be subject to audit       regularly scheduled
  procedures at the audit client (as          Audit Committee meeting
  defined in rule 2-01(f)(4)) level           will serve as continual
  the firm providing the service.             confirmation that has
  				              not provided any
                                              restricted services.
------------------------------------------- ------------------------------

--------------------------------------------------------------------------------
GENERAL AUDIT COMMITTEE APPROVAL POLICY:
o For all projects, the officers of the Funds and the Fund's auditors will each make an assessment to determine that any proposed projects will not impair independence.

o Potential services will be classified into the four non-restricted service categories and the "Approval of Audit, Audit-Related, Tax and Other Services" Policy above will be applied. Any services outside the specific pre-approved service subcategories set forth above must be specifically approved by the Audit Committee.

o At least quarterly, the Audit Committee shall review a report summarizing the services by service category, including fees, provided by the Audit firm as set forth in the above policy.

--------------------------------------------------------------------------------


    (2) Disclose the percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

Non-Audit Services
Beginning with non-audit service contracts entered into on or after May 6, 2003, the effective date of the new SEC pre-approval rules, the Fund's audit committee is required to pre-approve services to affiliates defined by SEC rules to the extent that the services are determined to have a direct impact on the operations or financial reporting of the Fund. For the years ended November 30, 2008 and 2007, there were no services provided to an affiliate that required the Fund's audit committee pre-approval.

(f) If greater than 50 percent, disclose the percentage of hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

N/A

(g) Disclose the aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant.

The aggregate non-audit fees for the Fund and affiliates, as previously defined, totaled approximately $8,290 in 2008 and $7,820 in 2007.

(h) Disclose whether the registrant's audit committee of the board of trustees has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

The Fund's audit committee of the Board of Trustees has considered whether the provision of non-audit services that were rendered to the Affiliates (as defined) that were not pre- approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

Item 5. Audit Committee of Listed Registrants

(a) If the registrant is a listed issuer as defined in Rule 10A-3 under the Exchange Act (17 CFR 240.10A-3), state whether or not the registrant has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act (15 U.S.C. 78c(a)(58)(A)).
If the registrant has such a committee, however designated, identify each committee member. If the entire board of directors is acting as the registrants audit committee as specified in
Section 3(a)(58)(B) of the Exchange Act (15 U.S.C. 78c(a)(58)(B)), so state.

N/A

(b) If applicable, provide the disclosure required by Rule 10A-3(d) under the Exchange Act (17 CFR 240.10A-3(d)) regarding an exemption from the listing standards for audit committees.

N/A

Item 6. Schedule of Investments.

File Schedule I Investments in securities of unaffiliated issuers as of the close of the reporting period as set forth in 210.12-12 of Regulation S-X [17 CFR 210.12-12], unless the schedule is included as part of the report to shareholders filed under Item
1 of this Form.

Included in Item 1


ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR
CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

A closed-end management investment company that is filing an annual report on this Form N-CSR must, unless it invests exclusively in non-voting securities, describe the policies and procedures that it uses to determine how to vote proxies relating to portfolio securities, including the procedures that the company uses when a vote presents a conflict between the interests of its shareholders, on the one hand, and those of the company's investment adviser; principal underwriter; or any affiliated person (as defined in Section 2(a)(3) of the Investment Company Act of 1940 (15 U.S.C. 80a-2(a)(3)) and the rules thereunder) of the company, its investment adviser, or its principal underwriter, on the other. Include any policies and procedures of the company's investment adviser, or any other third party, that the company uses, or that are used on the company's behalf, to determine how to vote proxies relating to portfolio securities.

Not applicable to open-end management investment companies.



Item 8. Portfolio Managers of Closed-End Management Investment
        Companies.

(a) If the registrant is a closed-end management investment company that is filing an annual report on this Form N-CSR,provide the following information:
(1) State the name, title, and length of service of the person or persons employed by or associated with the registrant or an investment adviser of the registrant who are primarily responsible for the day-to-day management of the registrants portfolio (Portfolio Manager). Also state each Portfolio Managers business experience during the past 5 years.


Not applicable to open-end management investment companies.


Item 9. Purchases of Equity Securities by Closed-End Management
Investment Company and Affiliated Purchasers.

(a) If the registrant is a closed-end management investment company, in the following tabular format, provide the information specified in paragraph (b) of this Item with respect to any purchase made by or on behalf of the registrant or any affiliated purchaser, as defined in Rule 10b-18(a)(3) under the Exchange Act (17 CFR 240.10b-18(a)(3)), of shares or other units of any class of the registrants equity securities that is registered by the registrant pursuant to Section 12 of the Exchange Act (15 U.S.C. 781). Instruction to paragraph (a). Disclose all purchases covered by this Item, including purchases that do not satisfy the conditions of the safe harbor of Rule 10b-18 under the Exchange Act (17 CFR 240.10b-18), made in the period covered by the report. Provide disclosures covering repurchases made on a monthly basis. For example, if the reporting period began on January 16 and ended on July 15, the chart would show repurchases for the months from January 16 through February 15, February 16 through March 15, March 16 through
April 15, April 16 through May 15, May 16 through June 15, and June 16 through July 15.

Not applicable to open-end management investment companies.


Item 10. Submission of Matters to a Vote of Security Holders.

Describe any material changes to the procedures by which shareholders may recommend nominees to the registrants board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14A (17 CFR 240.14a-101), or this Item.


There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrants board of directors since the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14(A) in its definitive proxy statement, or this Item.


ITEM 11. CONTROLS AND PROCEDURES.

(a) Disclose the conclusions of the registrant's principal executive officer or officers and principal financial officer or officers, or persons performing similar functions, about the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-2(c) under the Act (17 CFR 270.30a-2(c))) based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph.

The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.


(b) Disclose whether or not there were significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

There were no significant changes in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

The registrant's principal executive officer and principal financial officer, however, voluntarily are reporting the following information:

In August of 2006 the registrant's investment adviser enhanced its internal procedures for reporting performance information required to be included in prospectuses.
Those enhancements involved additional internal controls over the appropriateness of performance data generated for this purpose. Such enhancements were made following an internal review which identified prospectuses relating to certain classes of shares of a limited number of registrants where, inadvertently, performance information not reflecting the deduction of applicable sales charges was included. Those prospectuses were revised, and the revised prospectuses were distributed to shareholders.


ITEM 12. EXHIBITS.

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit.



(b) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act
(17 CFR 270.30a-2).

Filed herewith.

                                   SIGNATURES

                          [See General Instruction F]


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant) Pioneer Emerging Markets Fund


By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr, President

Date January 28, 2009


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr., President

Date January 28, 2009


By (Signature and Title)* /s/ Mark Bradley
Mark Bradley, Treasurer

Date January 28, 2009

* Print the name and title of each signing officer under his or her signature.